Registration Nos. 333-124214
                                    811-21757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post Effective Amendment No. 63	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 57	☒

(Check appropriate box or boxes)

American Independence Funds Trust

(Exact Name of Registrant as Specified in Charter)

335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC

335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

COPIES TO:

JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

☑  immediately upon filing pursuant to paragraph (b) of Rule 485.

☐on _________________ pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Independence Funds Trust	March 1, 2011

	Institutional Class	Class A
	(Ticker/CUSIP)	(Ticker/CUSIP)
American Independence Total Return Bond Fund	ATMIX	AATMX
	026762435	026762427
American Independence Absolute Return Bull Bear Bond Fund	TBBIX	AABBX
	026762419	026762393

NOT FDIC Insured. May lose value. No bank guarantee.

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Independence Financial Services, LLC is a limited liability company.

Inside This Prospectus

The Fund Summaries for each Fund include (1) Investment Objectives/Goals; (2) Fees and Expenses of the Fund; (3) Principal Investment Strategies, Risks and Performance; (4) Portfolio Management; (5) Purchase and Sale Information; (6) Tax Information and (7) Financial Intermediary Compensation.

FUND SUMMARY – TOTAL RETURN BOND FUND

FUND SUMMARY – ABSOLUTE RETURN BULL BEAR BOND FUND

MORE ABOUT THE FUNDS

     Additional Information About the Funds’ Investment Strategies

     Related Risks

     Fund Management

INVESTING WITH THE FUNDS

     Choosing a Class of Shares

     Opening an Account

     Exchanging Shares

     Redeeming From Your Account

     Other Shareholder Servicing Information

     Calculating Share Price

     Distribution and Service (12b-1) Fee Plan

     Dividends, Distributions and Taxes

FINANCIAL HIGHLIGHTS

SERVICE PROVIDERS

NOTICE OF PRIVACY POLICY & PRACTICES

ADDITIONAL INFORMATION Cover

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Total Return Bond Fund

FUND SUMMARY – TOTAL RETURN BOND FUND

Investment Objectives/Goals.

The Fund’s goal is to maximize investors’ total return through capital appreciation and current income as is consistent with liquidity and safety of principal.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 14 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%	0.40%
Distribution and Service (12b-1) Fees	None	0.35%(1)
Other Expenses(2)	0.74%	0.74%
Total Annual Fund Operating Expenses	1.14%	1.49%
Fee Waivers and Expense Reimbursements(3)	-0.54%	-0.54%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(3)	0.60%	0.95%

(1)   The Board approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A. In addition, the Board approved a Shareholder Services Plan for Class A shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing 0.10% of the distribution fee and is assessing the 0.25% shareholder servicing fee.

(2)   Other Expenses are based on estimated amounts for the current fiscal year.

(3)   AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.60% and 0.95% of the Fund’s average net assets for the Institutional Class Shares and Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year
Institutional Class Shares	$61	$309
Class A Shares	$320	$634

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies, Risks and Performance.

Principal Strategies.  Under normal market conditions, the Fund intends to invest in the following manner:

➢  At least 80% of its net assets, plus borrowings for investment purposes, will be invested in U.S. Treasury securities;

➢  The Fund will maintain an average duration between 0 and 11 years based on the adviser’s outlook for changes in interest rates;

➢  100% of the Fund’s total assets will be invested in U.S. dollar-denominated securities; and

➢  The Fund may invest in derivatives, including options and futures, for hedging and non-hedging purposes, such as to manage the effective duration of the Fund or as a substitute for direct investment.

Main types of securities the Fund may hold:

➢  U.S. Treasury securities including Treasury Bills, Treasury Notes and Treasury Bonds

➢  Short term money market securities, including cash, money market mutual funds and Treasury Bills

➢  Derivatives - options and futures

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Interest Rate Risk. Debt securities are subject to the risk that the market value will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Derivatives Risk.  Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives, including futures contracts, may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

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High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance.  The Fund has not commenced operations as of the date of this prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.

Portfolio Management.

Investment Adviser. The investment adviser for the Fund is American Independence Financial Services, LLC (“AIFS” or the “Adviser”). The managers responsible for the day to day management of the Fund are shown below.

Manager Name	Primary Title	Managed the Fund Since
T. Kirkham ‘Kirk’ Barneby	Chief Strategist & Portfolio Manager, Taxable Fixed Income	2010
Glenn S. Dorsey	Portfolio Manager	2010

Purchase and Sale Information.

Purchase minimums

	Institutional Class Shares	Class A Shares
Initial Purchase	$3,000,000	$5,000
Subsequent Purchases	$5,000	$250

How to purchase and redeem shares

•   Through Matrix Capital Group, Inc. (the “Distributor”)

•   Through banks, brokers and other investment representatives

•   Purchases: by completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.aifunds.com or by calling 1-888-266-8787).

•   Redemptions: by calling 1-888-266-8787 or by writing to the Fund at the address below:

American Independence Funds
P.O. Box 8045
Boston, MA 02266-8045

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Tax Information.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Absolute Return Bull Bear Bond Fund

FUND SUMMARY – ABSOLUTE RETURN BULL BEAR BOND FUND

Investment Objectives/Goals.

The Fund’s goal is to maximize investors’ total return through capital appreciation and current income as is consistent with liquidity and safety of principal.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 14 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%	0.50%
Distribution and Service (12b-1) Fees	None	0.35%(1)
Other Expenses	2.60%	2.60%
Acquired Fund Fees and Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	3.16%	3.51%
Fee Waivers and Expense Reimbursements(2)	-2.20%	-2.20%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(2)	0.96%	1.31%

(1)   The Board approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A. In addition, the Board approved a Shareholder Services Plan for Class A shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing 0.10% of the distribution fee and is assessing the 0.25% shareholder servicing fee.

(2)   AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2012 in order to keep the Total Annual Fund Operating Expenses at 0.90% and 1.25% of the Fund’s average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to “Acquired Fund Fees and Expenses.” The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap. The expense limitation may be terminated only by approval of the Board of Trustees.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$98	$768	$1,462	$3,314
Class A Shares	$553	$1,260	$1,989	$3,907

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  From the Fund’s inception, July 7, 2010, through October 31, 2010, the portfolio turnover rate was 324%.

Principal Investment Strategies, Risks and Performance.

Principal Strategies.  Under normal market conditions, the Fund intends to invest in the following manner:

➢  At least 80% of its net assets, plus borrowings for investment purposes, will be invested in U.S. Treasury securities or Treasury related ETFs;

➢  The Fund expects to maintain an average duration between -11 and 11 years. The Advisor determines the duration based upon its proprietary Interest Rate Scorecard. The Scorecard is a highly disciplined, quantitative approach that is statistically based and employed to determine the interest rate outlook. The Scorecard is grounded on the basic economic theory of interest rate behavior and combines measures of economic growth, e.g. employment growth, inflationary expectations, e.g. the behavior of precious metals prices and the recent trend in interest rates.  The Interest Rate Scorecard seeks to identify both the cyclical path of interest rates as well as short term deviations away from it. The rate outlook is reviewed on a monthly basis to manage risk and take advantage of short term deviations from the general trend in rates. The duration of the portfolio is adjusted monthly to reflect the interest rate outlook from the Scorecard which falls in one of five categories. If the Scorecard indicates higher rates, the Adviser will position the portfolio with a duration of roughly -11 years (implemented typically through the use of inverse ETFs or Treasury related derivatives) if the outlook is Fully Bearish or 50% of the benchmark (about 2.75 years) if it is Moderately Bearish. If the Scorecard is indeterminate the Adviser will match the duration of the benchmark (about 5.5 years). If the Scorecard signals lower rates, the Adviser will position the portfolio with a duration of 150% of the benchmark (about 8.25 years) if Moderately Bullish or 200% of the benchmark (about 11 years) if the outlook is Fully Bullish. By using leveraged ETF’s, the Fund could possibly sustain a substantial loss in volatile markets.

➢  100% of the Fund’s total assets will be invested in U.S. dollar-denominated securities; and

➢  The Fund may invest in derivatives (options and futures) for hedging and non-hedging purposes, such as to manage the effective duration of the Fund or as a substitute for direct investment.

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Main types of securities the Fund may hold:

➢  U.S. Treasury securities including Treasury Bills, Treasury Notes and Treasury Bonds

➢  Treasury related Exchange-traded funds (“ETFs”) including leveraged ETFs

➢  Futures and Options

➢  Short term money market securities, including cash, money market mutual funds and Treasury Bills

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Interest Rate Risk. Debt securities are subject to the risk that the market value will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Concentration Risk. Since a large percentage of the Fund’s assets will be invested in the securities of the U.S. Government and Treasury related ETFs, any change in the value of those securities could significantly affect the value of your investment in the Fund.

Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives, including futures contracts, may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Fund.

Leveraging Risks. Leverage involves special risks. There is no assurance that a Fund will leverage its portfolio or, if it does, that a Fund’s leveraging strategy will be successful. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in short selling and derivative transactions and are required to identify and earmark assets to provide asset coverage for short positions and derivative transactions. The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Exchange Traded Funds (“ETFs”) Risks. The following are various types of risks to which the Fund is subject based the certain types of ETFs in which the Fund will be investing.

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

7

Swap or Counterparty Risk. The inverse ETFs employed in the strategy utilize swaps and may entail certain risks, including, in some or all cases, aggressive investment techniques (futures contracts, options, forward contracts, swap agreements and similar instruments), correlation or inverse correlation, leverage and market price variance, all of which can increase volatility and decrease performance. The ETFs are non-diversified and may be more susceptible to single issuer risk than a more diversified fund.

Tracking Error Risk. There is no assurance the ETFs the Fund may utilize will achieve their objectives. Additionally, since many ETFs are managed to reflect daily price change objectives, there will be a compounding effect if the ETFs are held for longer than one day.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Non-Diversified Fund Risk. The Fund is “non-diversified” and therefore not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance.  The Fund has not been in operation for a full calendar year as of the date of this prospectus, and, therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.  The returns for Class A and Institutional Class will differ because of differences in expenses of each class.

Portfolio Management.

Investment Adviser. The investment adviser for the Fund is American Independence Financial Services, LLC (“AIFS” or the “Adviser”). The managers responsible for the day to day management of the Fund are shown below.

Manager Name	Primary Title	Managed the Fund Since
T. Kirkham ‘Kirk’ Barneby	Chief Strategist & Portfolio Manager, Taxable Fixed Income	2010
Glenn S. Dorsey	Portfolio Manager	2010

Purchase and Sale Information.

Purchase minimums

	Institutional Class Shares	Class A Shares
Initial Purchase	$3,000,000	$5,000
Subsequent Purchases	$5,000	$250

8

How to purchase and redeem shares

•   Through Matrix Capital Group, Inc. (the “Distributor”)

•   Through banks, brokers and other investment representatives

•   Purchases: by completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.aifunds.com or by calling (888) 266-8787.

•   Redemptions: by calling (888) 266-8787 or by writing to the Fund at the address below:

American Independence Funds
P.O. Box 8045
Boston, MA 02266-8045

Tax Information.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

9

MORE ABOUT THE FUNDS

Additional Information About the Funds’ Investment Strategies.

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Additional information on principal strategies can be found below and details on the various types of investments can be found in the Statement of Additional Information (“SAI”).

Investment Objective.  Each Fund’s investment objective is “fundamental,” which means that it may be changed only with the approval of Fund shareholders.

80% Policy.  Each Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If a Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and this prospectus will be supplemented.

Temporary Defensive Policy.  For temporary defensive purposes, up to 100% of each Fund’s total assets may be invested in U.S. Treasury Bills, cash or cash equivalent securities. These defensive strategies may prevent the Funds from achieving their investment objective.

Total Return Bond Fund.  The Fund seeks to outperform an index that the Adviser believes is an appropriate benchmark, specifically the Barclays Capital U.S. Treasury Index. The Barclays Capital U.S. Treasury Index is an unmanaged index that tracks all outstanding U.S. Treasury securities and represents the total rate of return of U.S. Treasury securities based on daily closing prices plus interest. The index is not available for investment and, unlike the Fund, does not incur expenses. As of December 31, 2010, the Barclays Capital U.S. Treasury Index had a duration of 5.19 years.

The Fund’s goal is to maximize investors’ total return through capital appreciation and current income as is consistent with liquidity and safety of principal. It is the Adviser’s belief that this goal is best met utilizing U.S. Treasuries. By focusing on U.S. Treasury securities, the strategy minimizes or eliminates the risks (credit, prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. The primary risk and source of potential value added is that of interest rate changes, which is the primary driver of returns for investment grade fixed income portfolios. The Adviser believes the strategy also offers advantages over a straight buy-and-hold, laddered bond portfolio by its ability to identify cyclical interest rate trends and, further, to capitalize on fluctuations of rates within those trends.

The Scorecard is a highly disciplined, quantitative approach that is statistically based and employed to determine the interest rate outlook. The Scorecard is grounded on the basic economic theory of interest rate behavior and combines measures of economic growth (employment growth), inflationary expectations (the behavior of precious metals prices) and the recent trend in interest rates.  The Interest Rate Scorecard seeks to identify both the cyclical path of interest rates as well as short term deviations away from it. The rate outlook is reviewed on a monthly basis to manage risk and take advantage of short term deviations from the general trend in rates. The duration of the portfolio is adjusted monthly to reflect the interest rate outlook from the Scorecard which falls in one of five categories. If the Scorecard indicates higher rates, the Adviser will position the portfolio with a duration of roughly 0 (implemented through the use of short term Treasury Bills) if the outlook is Fully Bearish or 50% of the benchmark (about 2.75 years) if it is Moderately Bearish. If the Scorecard is indeterminate the Adviser will match the duration of the benchmark (about 5.5 years). If the Scorecard signals lower rates, the Adviser will position the portfolio with a duration of 150% of the benchmark (about 8.25 years) if Moderately Bullish or 200% of the benchmark (about 11 years) if the outlook is Fully Bullish.

The Adviser has been managing separate accounts utilizing the same strategy as the Fund since April 2009, and prior to that date one of the portfolio managers of the Adviser managed separate accounts and a hedge fund at UBS that utilized a similar conceptual framework as the Fund. The Adviser employs two portfolio managers who are responsible for running the Interest Rate Scorecard on a monthly basis, selecting securities and trading.

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Although the value of the Fund’s shares will fluctuate, under normal market conditions the Fund’s adviser will seek to manage the magnitude of fluctuation by limiting the Fund’s duration to between 0 years and 11 years. Duration measures the price sensitivity of a fixed-income security to a change in yield. The longer a security’s duration, the more sensitive it will be to changes in yield. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Absolute Return Bull Bear Bond Fund.  The Fund seeks to outperform an index that the Adviser believes is an appropriate benchmark, specifically the Barclays Capital U.S. Treasury Index. The Barclays Capital U.S. Treasury Index is an unmanaged index that tracks all outstanding U.S. Treasury securities and represents the total rate of return of U.S. Treasury securities based on daily closing prices plus interest. The index is not available for investment and, unlike the Fund, does not incur expenses. As of December 31, 2010, the Barclays Capital U.S. Treasury Index had a duration of 5.19 years. The Fund seeks to achieve its investment objective primarily by investing in U.S. Treasury securities and Treasury related ETFs and by actively managing the duration of the Fund to reflect the Adviser’s outlook for interest rates.

The Fund’s goal is total return with a secondary goal of income generation. It is the Adviser’s belief that these goals are best met utilizing U.S. Treasuries and Treasury related ETFs. By focusing on U.S. Treasury securities and Treasury related ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. The primary risk and source of potential value added is that of interest rate changes, which is the primary driver of returns for investment grade fixed income portfolios. The Adviser believes the strategy also offers advantages over a straight buy-and-hold, laddered bond portfolio by its ability to identify cyclical interest rate trends and, further, to capitalize on fluctuations of rates within those trends.

The Scorecard is a highly disciplined, quantitative approach that is statistically based and employed to determine the interest rate outlook. The Scorecard is grounded on the basic economic theory of interest rate behavior and combines measures of economic growth (employment growth), inflationary expectations (the behavior of precious metals prices) and the recent trend in interest rates.  The Interest Rate Scorecard seeks to identify both the cyclical path of interest rates as well as short term deviations away from it. The rate outlook is reviewed on a monthly basis to manage risk and take advantage of short term deviations from the general trend in rates. The duration of the portfolio is adjusted monthly to reflect the interest rate outlook from the Scorecard which falls in one of five categories. If the Scorecard indicates higher rates, the Adviser will position the portfolio with a duration of roughly -11 years (implemented typically through the use of inverse ETFs although the manager may elect to utilize Treasury related derivatives if conditions warrant) if the outlook is Fully Bearish or 50% of the benchmark (about 2.75 years) if it is Moderately Bearish. If the Scorecard is indeterminate the Adviser will match the duration of the benchmark (about 5.5 years). If the Scorecard signals lower rates, the Adviser will position the portfolio with a duration of 150% of the benchmark (about 8.25 years) if Moderately Bullish or 200% of the benchmark (about 11 years) if the outlook is Fully Bullish.

The Adviser has been managing separate accounts utilizing the same strategy as the Fund since June 2009, and prior to that date one of the portfolio managers of the Adviser managed separate accounts and a hedge fund at UBS that utilized a similar conceptual framework as the Fund. The Adviser employs 2 portfolio managers who are responsible for running the Interest Rate Scorecard on a monthly basis, selecting securities and trading.

Although the value of the Fund’s shares will fluctuate, under normal market conditions the Fund’s adviser will seek to manage the magnitude of fluctuation by limiting the Fund’s duration to between -11 years and 11 years. Duration measures the price sensitivity of a fixed-income security to a change in yield. The longer a security’s duration, the more sensitive it will be to changes in yield. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative duration will move inversely to a fund with a positive duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

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Related Risks.

The main risks associated with investing in the Funds are summarized in “Principal Investment Strategies, Risks and Performance” section at the front of this prospectus under “Fund Summary” for each Fund. More details regarding these risks and additional risks associated with the Funds can be found below.

Bond Market Risk.  Some of the securities or other investment companies in which the Fund may invest are invested in a broad range of bonds or fixed-income securities.  To the extent that a security or other investment company is so invested, the return on, and value of, an investment will fluctuate with changes in interest rates. Typically, when interest rates rise, the value of the fixed-income security declines (interest-rate risk).  Conversely, when interests rates decline, the market value of a fixed-income security rises. Other factors may affect the market price and yield of fixed-income securities, including investor demand, changes in the financial condition of issuers of securities, government fiscal policy and domestic or worldwide economic conditions.

Duration Risk: Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average Fund duration will be more sensitive to changes in interest rates than a fund with a shorter average Fund duration. By way of example, the price of a bond fund with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Liquidity. Some of the securities in which the Funds invest may be or become relatively illiquid because they are thinly traded, they are subject to transfer restrictions, or the circumstances of the Fund's ownership of them give rise to practical or regulatory limits on the Fund's ability to liquidate quickly. The Fund may not be able promptly to liquidate those investments if the need should arise, and its ability to realize gains, or to avoid losses in periods of rapid market activity, may therefore be affected. In addition, the value assigned to such securities for purposes of determining a shareholder's share in the Fund's net profits and net losses may differ from the value the Fund is ultimately able to realize.

Options Risk.  The Adviser may use a number of option strategies. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

With certain exceptions, exchange listed options on individual securities are generally settled by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Fund's ability to close out its position as a purchaser or seller of a listed put or call option is dependent, in part, upon the liquidity of the option market.

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Fund Management

The Investment Adviser

The investment adviser for these Funds is American Independence Financial Services, LLC ("AIFS" or the "Adviser"). The Adviser is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. AIFS is based at 335 Madison Avenue, Mezzanine, New York, NY 10017.

Under the supervision of the Board of Trustees, the Adviser is responsible for managing the Funds’ portfolios in accordance with each respective Fund’s goal and policies. In exchange for providing these services, the Adviser receives a management fee of 0.40% and 0.50% of average daily net assets for the Total Return Bond Fund and the Absolute Return Bull Bear Bond Fund, respectively.

A discussion regarding the basis for the Board's approval of the investment advisory agreements for the Funds is available in the annual report to shareholders for the fiscal period ended October 31, 2010.  Under a separate administration agreement, the Funds also pay the Adviser a fee of 0.125% for providing administrative services.

Portfolio Managers

T. Kirkham ‘Kirk’ Barneby, Chief Strategist & Portfolio Manager, Taxable Fixed Income, joined AIFS in 2008. At AIFS he utilizes a proprietary discipline, grounded in the economic theory of interest rate behavior, to manage interest rate exposure or risk in clients’ bond portfolios. Prior to AIFS, Mr. Barneby was a Managing Member of Old Iron Hill Capital Management, LLC employing quantitatively-oriented fixed income and multi-strategy investment approaches. Previously, he headed an investment group at UBS in New York that managed equity and bond portfolios with roughly $7 billion in assets. Earlier, in the 1980s, Mr. Barneby was part of a team at Continental Can that made asset allocation decisions for the company’s pension plan. He began his career in the Economics Department at First National City Bank (Citibank) in the early 1970s.

Glenn Dorsey, Portfolio Manager, joined AIFS in January 2009. Before joining AIFS, Mr. Dorsey was the founder of Reveille Asset Management where he worked as a Portfolio Manager from July 2006 until January 2009. Prior to starting Reveille, Mr. Dorsey was a portfolio manager with Jamison Prince Asset Management from December 2004 to July 2006, Lyon Stubbs & Tompkins from March 1994 to December 2004, Mitchell Hutchins from January 1990 to March 1994 and Bankers Trust Company from June 1986 to June 1990. Mr. Dorsey has been in the financial services industry for 24 years and is a Chartered Financial Analyst.

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INVESTING WITH THE FUNDS

In this section, you will find information on how to invest in the Funds, including how to buy, sell and exchange fund shares. It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as an American Independence Funds’ shareholder. You can find out more about the topics covered here by contacting the American Independence Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Class of Shares

The Funds offer two classes of shares, Institutional Class shares and Class A shares. The choice between share classes is largely a matter of the type of investor. Please see the expenses listed for each Fund and the following sales charge schedules before making your decision.

Institutional Class Shares.  Institutional Class Shares of the Funds are offered at net asset value without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors":

(1)   trusts, or investment management and other fiduciary accounts managed or administered by AIFS or its affiliates or correspondents pursuant to a written agreement,

(2)   any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary account managed or administered by AIFS or its affiliates or correspondents, pursuant to a written agreement, and

(3)   other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus.

The minimum initial investment amount for the Institutional Class Shares is $3,000,000, and the minimum for subsequent investments is $5,000. The Funds may waive the minimum purchase requirement or may reject a purchase order if they consider it in the best interest of that Fund and its shareholders. See "Our Customer Identification Program" under the section entitled “Other Shareholder Servicing Information” and "Limits on Exchanges, Purchases and Redemptions" under the section entitled “Policies About Transactions”.

Class A Shares.  Class A Shares of the Funds are offered with a front-end sales charge and volume reductions. For purchases of $1,000,000 or more in the Total Return Bond Fund, a CDSC of 0.50% will be assessed if redeemed within one year of purchase. For purchases of $1,000,000 or more in the Absolute Return Bull Bear Bond Fund, a CDSC of 1.00% will be assessed if redeemed within one year of purchase and a 0.50% CDSC will be assessed if redeemed after the first year and within the second year. The minimum investment for Class A Shares is $5,000. Subsequent investments are $250.

Class A Share Sales Charge Schedule.  If you choose to buy Class A shares, you will pay the Public Offering Price (“POP”) which is the Net Asset Value (“NAV”) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the net asset value of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. At its discretion, the Distributor may provide the Broker-Dealer the full front-end sales charge.

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Total Return Bond Fund:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Broker-Dealer Amount of Sales Concession
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.50%	1.52%	1.25%
$250,000 to $499,999	1.25%	1.27%	1.00%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 and over(1)	0.00%	0.00%	0.50%

(1)    We will assess Class A share purchases of $1,000,000 or more a 0.50% CDSC if they are redeemed within one year from the date of purchase.

Absolute Return Bull Bear Bond Fund:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Broker-Dealer Amount of Sales Concession
Less than $50,000	4.25%	4.44%	4.00%
$50,000 to $99,999	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.50%	2.56%	2.25%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and over(2)	0.00%	0.00%	1.00%

(2)    We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase or 0.50% if redeemed within one and two years of purchase unless the dealer of record waived its commission with a Fund’s approval. Certain exceptions apply (see ‘‘CDSC Waivers’’ and ‘‘Waivers for Certain Parties’’). The CDSC percentage you pay on Class A shares is applied to the NAV of the shares on the date of original purchase.

Class A Shares Sales Charge Reductions. If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

> You pay no front-end or back-end sales charges on Fund shares you buy with reinvested distributions.

> You pay a lower sales charge if you are investing an amount over a breakpoint level. See the “Class A Share Sales Charge Schedule” above.

> By signing a Letter of Intent (“LOI”), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

> Rights of Accumulation (“ROA”) allow you to combine the amount you are investing and the total value of Class A and Class C shares of any American Independence Funds already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

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> You pay no sales charges on Fund shares you purchase with the proceeds of redemption of Class A shares within 90 days of the date of redemption.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

> a family unit, including children under the age of twenty-one or single trust estate;

> a trustee or fiduciary purchasing for a single fiduciary relationship; or

> the members of a “qualified group,” which consists of a “company”, (as defined under the Investment Company Act of 1940), and related parties of such a “company,” which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

HOW A LETTER OF INTENT CAN SAVE YOU MONEY!

If you plan to invest $100,000 in the Absolute Return Bull Bear Bond Fund, for example, in installments over the next year, by signing a letter of intent you would pay only 3.00% sales load on the entire purchase. Otherwise, you might pay 4.25% on the first $50,000, then 3.75% on the next $50,000!

Waivers for Certain Parties. The following people can buy Class A shares at NAV:

•         Current and retired employees, directors/trustees and officers of:

    American Independence Financial Services, LLC and its affiliates; and
    Family members of any of the above.

•         Current employees of:

    The National Basketball Players Association;*
    Broker-dealers who act as selling agents; and

•         Immediate family members (spouse, sibling, parent or child) of any of the above.

* The National Basketball Players Association negotiates on behalf of all members with certain financial service providers. The Adviser is included as part of the National Basketball Players Association’s financial education program.

Contact your selling agent for further information.  We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

Opening an Account

You may purchase shares of the Funds through Matrix Capital Group, Inc. (the “Distributor”) or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cutoff time for purchase and sale requests. Shares of the Fund may not be available for sale in all states. Consult your investment representative or institution for specific information.

A separate application is required for Individual Retirement Account investments.

Orders received by your broker or Service Organization for the Fund in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day which is currently 4:00 p.m. Eastern Time, will become effective that day.

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Purchasing Shares. If you are investing directly with American Independence Funds, send a completed application and a check payable to American Independence Funds to the address below. You may obtain an application from the Fund’s website at www.aifunds.com or by calling 1-888-266-8787. If you are investing through a financial advisor, your advisor will be able to give you instructions.

Regular Mail	Express, Registered or Certified
American Independence Funds Trust	American Independence Funds Trust
P.O. Box 8045	c/o Boston Financial Data Services
Boston, MA 02266-8045	30 Dan Road
Canton, MA 02021

Minimum Investment.  The minimum initial investment is $3,000,000 for the Institutional Class shares and $5,000 for the Class A shares.  Subsequent minimum investments are $5,000 for Institutional Class shares and $250 for Class A shares.  The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor. For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

Paying for shares you buy.  Fund shares can only be paid for with U.S. dollars and checks must be drawn on U.S. banks. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, or third party checks (checks made out to you and signed over to us).  A fee will be charged for any checks that do not clear.

If you choose to pay by wire or ACH, you must call the Fund’s transfer agent, at 1-888-266-8787 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and the purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent.  Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

Automatic Investment Plan.  Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, download the form online or call 1-888-266-8787. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the Funds if a scheduled transfer cannot be made because of a low bank balance.

An Automatic Investment Plan provides you with a dollar cost averaging technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

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Exchanging Shares

Exchange privilege. As an American Independence Funds investor, you can exchange all of your shares of one American Independence Fund for the same class of shares in any other American Independence Fund.  Call 1-888-266-8787 to request an exchange.  Be sure to obtain and read a current prospectus for the fund to which you are exchanging.

Redeeming From Your Account

You may redeem your shares on any business day.  Redemption orders received in proper form by the Funds’ transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV.  Your brokerage firm or intermediary may have an earlier cut-off time.

The Fund may require that the signatures be guaranteed for certain transactions. Please refer to the section below “Orders that Require a Signature Guarantee”.  Please call the Fund’s transfer agent at 1-888-266-8787 if you have questions regarding signature guarantees.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

Shares of any of the Funds may be redeemed by fax, mail or telephone. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

By Fax.  Send a letter signed by all account owners that includes your account number, the fund and share class from which you are redeeming along with the dollar value or number of shares to be sold and fax to 1-877-513-1129.

By Mail.  Send a letter signed by all account owners that includes your account number, the fund and share class from which you are redeeming along with the dollar value or number of shares to be sold to the appropriate address noted below.

Regular Mail	Express, Registered or Certified
American Independence Funds Trust	American Independence Funds Trust
P.O. Box 8045	c/o Boston Financial Data Services
Boston, MA 02266-8045	30 Dan Road
Canton, MA 02021

Orders that Require a Signature Guarantee.  There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

•         when you want to sell more than $100,000 worth of shares

•         when you want to send the proceeds to a third party

•         when the address or bank of record on the account has changed in the past 60 days

You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Systematic Withdrawal Plan. Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bimonthly, quarterly or annually from your American Independence Funds’ investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day). You can select this option when first establishing your account. If you did not select this option when opening your account, please contact the Fund’s transfer agent at 1-888-266-8787.

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Selling Shares in a Trust, Business, or Organization Account.  Selling shares in these types of accounts often requires additional documentation. Please call 1-888-266-8787 or contact your financial advisor for more information.

Timing of Payment for Shares You Sell.  Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days. There are two main circumstances under which payment to you could be delayed more than seven days:

•         when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

•         when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

Other Shareholder Servicing Information

There are a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your American Independence Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you are investing through a financial advisor, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the Funds.

Our Customer Identification Program.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account.

To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

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Policies About Transactions.

Business hours. The Funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each American Independence Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the Funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the Funds are open by calling 1-888-266-8787.

Determining when your order will be processed.  You can place an order to buy or sell shares at any time at the Fund’s net asset value per share (“NAV”), plus any applicable sales charge or redemption fee, next determined after receipt of the order in proper form. A Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time). Because any order you place through an investment advisor has to be forwarded to American Independence Funds before it can be processed, you’ll need to allow extra time. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Wire transaction policies.  Wire transactions are generally completed within 24 hours of when you place your order. The Funds can only send wires of $10,000 or more and may only accept wires of $10,000 or more.

Other Rights We Reserve.  You should be aware that we may do any of the following:

•         reject your account application if you fail to give us a correct Social Security or other tax ID number

•         withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

•         close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days’ notice so you can either increase your balance or close your account

•         pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

•         change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

•         suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

•         withdraw or suspend the offering of shares at any time

•         reject any order we believe may be fraudulent or unauthorized

•         reject or limit purchases of shares for any reason

•         reject a telephone redemption if we believe it is advisable to do so

Share certificates.  We do not issue share certificates.

Our “One Copy Per Household” Policy.  We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor call 1-888-266-8787.

Limits on Exchanges, Purchases, and Redemptions.  Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days’ notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

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At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of “market timing.” We may also reject or limit purchase orders, for these or other reasons.

The Trust's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short- term trading that may disadvantage long-term Fund shareholders. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated with Excessive or Short-Term Trading To the extent that the Funds or agents are unable to curtail excessive trading practices in the Funds, these practices may interfere with the efficient management of a Fund’s portfolio, and may result in a Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a Fund's operating costs and decrease a Fund's investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If the Funds or the Transfer Agent believe that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Funds or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders.

The Funds and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Funds may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Funds. Transactions placed in violation of the Funds’ excessive trading policy are not deemed accepted by the Funds and may be canceled or revoked by a Fund on the next business day following receipt by the Fund.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Funds will be able to detect or prevent all frequent trading or other practices that disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Funds’ underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Funds, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Funds. If excessive trading is detected in an omnibus account, the Funds may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Funds generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Funds may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

21

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.

Tax-Advantaged Investment Plans.  A full range of retirement and other tax-advantaged investment plans is available directly from American Independence Funds or from your financial advisor, including IRA, SEP, 401(k), Coverdale Education Savings Accounts and pension plans. All Funds and all share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, call 1-888-266-8787 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

If You Cannot Reach Us By Phone.  Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on pages 17 and 18 of this Prospectus.

Calculating Share Price

How the Fund calculates share prices. The price at which you buy and sell shares of any Fund is the net asset value per share (NAV) for the share class and fund involved. We calculate an NAV for each Fund and share class every day the Funds are open for business. With each Fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

How the Funds value their holdings We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

For example, we may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a fund’s value for a security is likely to be different from the last quoted market or pricing service price.

Distribution and Service (12b-1) Fee Plan

Each of the American Independence Funds has adopted a plan that allows its Class A Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (FINRA), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets. These fees consist of up to 0.25% of Class A assets for distribution services and expenses and up to 0.25% of Class A assets for shareholder services, as defined by FINRA. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment.

Currently, the Total Return Bond Fund and the Absolute Return Bull Bear Bond Fund are each waiving 0.15% of the distribution fee.

22

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the Funds’ advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

The financial intermediary through whom you purchase or hold your shares may receive all or a portion of the sales charges, Rule 12b-1 distribution fees and shareholder servicing fees, to the extent applicable and as described above. In addition, AIFS, out of its own resources, may make additional cash payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS’ promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support (“Distribution Related Payments”). This compensation from AIFS is not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because it is not paid by the Funds. AIFS compensates financial intermediaries differently depending upon the level and/or type of marketing and administrative support provided by the financial intermediary. In the case of any one financial intermediary, Distribution Related Payments generally will not exceed the sum of 0.15% of that financial intermediary’s total sales of the Funds, and 0.15% of the total assets of these funds attributable to that financial intermediary, on an annual basis.

A number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds’ sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its Investment Representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a “preferred list.” AIFS' goals include making the investment representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated Investment Representatives in connection with educational seminars and “due diligence” or training meetings and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences.

Payments may also be made by the Funds or AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services (“Service Related Payments). Payments may also be made for administrative services related to the distribution of the Funds’ shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS’ promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You can find further details in the SAI about the payments made by AIFS and the services provided by your financial intermediary. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

Distribution Related Payments.  In the case of any one financial intermediary, Distribution Related payments generally will not exceed the sum of 0.15% of that financial intermediary’s total sales of the Funds, and 0.15% of the total assets of these funds attributable to that financial intermediary, on an annual basis.

23

Dividends, Distributions and Taxes

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the Funds are paid annually. Capital gains for both Funds are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income except that a portion might be a long-term capital gain distribution. The tax rate on long-term capital gains is lower than ordinary income. You will receive a long- term capital gain distribution if the Fund sells securities that have been held for more than one year; the length of time you have held shares of the Fund does not matter for this purpose. Your holding period for Fund shares matters only when you sell your Fund shares. Dividends are taxable in the year for which they are paid, even if they appear on your account statement in the following year.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Directed reinvestments. Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

24

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund’s financial performance since inception of each Class, or five years, whichever is shorter. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the funds’ independent registered public accounting firm, Grant Thornton LLP, whose report, along with the funds’ financial statements, is incorporated by reference into the funds’ SAI and is included in the annual report for these funds. The funds’ annual report is available upon request by calling toll-free 1-866-410-2006. Shares of the Total Return Bond Fund have not yet commenced operations as of the date of this Prospectus, and therefore the Fund has no financial highlights to report.

Absolute Return Bull Bear Bond Fund

Institutional Class Shares:	For the Period July 8, 2010(c) to October 31, 2010
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.00 ^
Net realized and unrealized gain	0.66
Total from investment operations	0.66
Distributions from:
Net investment income	--
Net asset value, end of period	$10.66

Ratios and Supplemental Data:
Total return*	6.60%

Net assets, end of period (in thousands)	$11,183
Ratio of net expenses to average net assets**	0.90%
Ratio of gross expenses to average net assets(a)**	3.10%
Ratio of net investment income to average net assets	0.17%

Portfolio turnover rate(b)*	324%

(a) During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c) Date of commencement of operations.

* Not annualized for periods less than one year.

** Annualized for periods less than one year.

^ Rounds to less than $0.01.

25

FINANCIAL HIGHLIGHTS (continued)

Absolute Return Bull Bear Bond Fund

Class A Shares:	For the Period July 8, 2010(c) to October 31, 2010
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.00 ^
Net realized and unrealized gain	0.65
Total from investment operations	0.65
Distributions from:
Net investment income	--
Net asset value, end of period	$10.65

Ratios and Supplemental Data:
Total return*	6.50%

Net assets, end of period (in thousands)	$6,228
Ratio of net expenses to average net assets**	1.25%
Ratio of gross expenses to average net assets(a)**	3.45%
Ratio of net investment income to average net assets	(0.22)%

Portfolio turnover rate(b)*	324%

(a) During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(b) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c) Date of commencement of operations.

* Not annualized for periods less than one year.

** Annualized for periods less than one year.

^ Rounds to less than $0.01.

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SERVICE PROVIDERS

Management and support services are provided to the Funds by several organizations.

Investment Adviser and Administrator:

American Independence Financial Services, LLC

335 Madison Avenue, Mezzanine
New York, NY 10017

Custodian:

INTRUST Bank NA
105 North Main Street
Wichita, Kansas 67202

Transfer Agent:

Boston Financial Data Services
30 Dan Road
Canton, MA 02021

Distributor:

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY  10170

Fund Accounting Agent and Sub-Administrator:

UMB Fund Services

803 W. Michigan Street
Milwaukee, WI 53233

27

NOTICE OF PRIVACY POLICY & PRACTICES

FACTS	WHAT DOES AMERICAN INDEPENDENCE DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪  Name, Address, Social Security number and income

▪  Account balances and transaction history

▪  Wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason American Independence chooses to share; and whether you can limit this sharing.

Reason we can share your personal information	Does American Independence share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We Don’t Share
For joint marketing with other financial companies	No	We Don’t Share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We Don’t Share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We Don’t Share
For our affiliates to market to you	No	We Don’t Share
For nonaffiliates to market to you	No	We Don’t Share

Questions?	Call 1-866-410-2006 or go to www.aifunds.com for the American Independence Funds Trust and www.aifssam.com for all other accounts.

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Who we are
Who is providing this notice?	American Independence Funds Trust; American Independence Financial Services, LLC; American Yellowstone Advisors, LLC; and American Independence Capital Management, LLC.

What we do
How does American Independence protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

How does American Independence collect my personal information?

We collect your personal information, for example, when you:

▪  open an account or enter into an investment advisory contract

▪  request account history, including information about transactions and balances of your account(s)

▪  correspond with us or a third party service provider via written, telephonic or electronic means

We may also collect your personal information from others, such as credit bureaus, affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

▪  sharing for affiliates’ everyday business purposes — information about your creditworthiness

▪  affiliates from using your information to market to you

▪  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Our affiliates include financial companies such as American Independence Funds Trust, American Independence Financial Services, LLC, American Yellowstone Advisors, LLC and American Independence Capital Management, LLC.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

▪  Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ American Independence doesn’t jointly market

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ADDITIONAL INFORMATION

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports: The Funds’ annual and semi-annual reports to shareholders, when available, contain additional information on each Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

Portfolio Holdings:  A complete description of the Funds’ policies and procedures with respect to the disclosure of the each Fund’s portfolio securities is available in the Funds’ SAIs.

You can get free copies of Reports and the SAI or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

American Independence Funds Trust
335 Madison Avenue, Mezzanine
New York, NY 10017
Telephone: 1-866-410-2006

You can review and copy the Fund’s reports and SAIs at the Public Reference Room of the Securities and Exchange Commission (the ‘‘Commission’’). You can get text-only copies:

  For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, (for information on the operation of the Public Reference Room call the Commission at 1-202-551-8090), or by electronic request to the following e-mail address: publicinfo@sec.gov.
  Free from the Commission’s Website at www.sec.gov.

ATM 03 2011

Investment Company Act file no. 811-21757

30

AMERICAN INDEPENDENCE FUNDS TRUST

335 MADISON AVENUE, MEZZANINE

NEW YORK, NY 10017

GENERAL AND ACCOUNT INFORMATION: (866) 410-2006

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC - INVESTMENT ADVISER

("AIFS" OR THE "ADVISER")

 Matrix Capital Group

(“MATRIX” OR THE “DISTRIBUTOR”)

STATEMENT OF ADDITIONAL INFORMATION

	Institutional Class	Class A
	(Ticker/CUSIP)	(Ticker/CUSIP)
American Independence Total Return Bond Fund	ATMIX	AATMX
	026762435	026762427
American Independence Absolute Return Bull Bear Bond Fund	TBBIX	AABBX
	026762419	026762393

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus dated March 1, 2011, for the American Independence Total Return Bond Fund and the American Independence Absolute Return Bull Bear Bond Fund (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Total Return Bond Fund or Absolute Return Bull Bear Bond Fund (the “Funds”) should be made solely upon the information contained in this SAI.

Copies of the Prospectus may be obtained without charge by calling 1-866-410-2006 or by writing American Independence Funds Trust, 335 Madison Avenue, Mezzanine, New York, New York 10017. Capitalized terms that are used in this SAI but not defined have the same meanings as in the Prospectus.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND SUCH SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. YOU COULD ALSO LOSE MONEY BY INVESTING IN ONE OF THE FUNDS. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.

TABLE OF CONTENTS

History of the Trust	1
Investment Policies, Practices and Related Risks	1
Investment Limitations	10
Management of the Funds	12
Trustees and Officers	13
Codes of Ethics	19
Proxy Voting Policy and Procedures	20
Investment Advisory and Other Services	20
Investment Adviser	20
Administration Services	22
Custodian, Transfer Agent and Dividend Disbursing Agent	22
Expenses	22
Independent Registered Public Accounting Firm and Counsel	23
Portfolio Manager Information	23
Shares of Beneficial Interest	24
Brokerage Allocation and Portfolio Turnover	26
Distribution and Related Services Plans	27
Calculation of Net Asset Value (NAV)	31
Additional Information Concerning Taxes	31
Qualification as a Regulated Investment Company	32
Excise Tax on Regulated Investment Companies	33
Distributions of the Funds	34
Other Tax Information	36
Anti-Money Laundering Program	37
Voting Rights	37
Performance Information	38
Disclosure of Portfolio Holdings Information	39
Financial Statements	40
Miscellaneous	40
Appendix A - Futures and Options	41
Appendix B - Proxy Voting Policies and Procedures	50

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AMERICAN INDEPENDENCE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY AMERICAN INDEPENDENCE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

0

HISTORY OF THE TRUST

American Independence Funds Trust (the “Trust”) is a Delaware business trust that commenced operations on October 7, 2004, as an open-end, management investment company. The Trust currently consists of 16 series, or mutual funds. Only two of the series are described in this Statement of Additional Information (the "SAI") – the American Independence Total Return Bond Fund and the American Independence Absolute Return Bull Bear Bond Fund (each a “Fund” and together the “Funds”). As of the date of this SAI, the Total Return Bond Fund had not commenced operations.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Total Return Bond Fund is classified as diversified and the Absolute Return Bull Bear Bond Fund is classified as non-diversified. Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public as an investment vehicle for individuals, institutions, corporations and fiduciaries.

INVESTMENT POLICIES, PRACTICES AND RELATED RISKS

The Trust’s Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust. Each Fund follows its own investment objectives and policies, including certain investment restrictions. Several of those restrictions and each of the Funds’ investment objectives are fundamental policies, meaning that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this SAI are not fundamental and may change solely by approval of the Board of Trustees. The following pages contain more detailed information about types of instruments in which the Funds may invest, strategies the Adviser may employ in pursuit of the Fund’s investment objective, and a summary of related risks. The Adviser is not required to buy all of these instruments or use all of these techniques. The Adviser will buy those instruments and use those techniques it believes will help the Fund achieve its goal. The following is a description of investment practices of the Funds and the securities in which they may invest:

U.S. Treasury Obligations (Both Funds) The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

The Funds may invest in obligations of agencies of the United States Government. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

Derivative Securities (Both Funds) The Funds may purchase certain "derivative" instruments as described below under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates or indices, and include, but are not limited to, participation certificates, custodial receipts, futures contracts, options, forward foreign currency contracts, interest rate swaps and structured debt obligations (including collateralized mortgage obligations and other types of mortgage-related securities, "stripped" securities and various floating rate instruments). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

The Adviser will evaluate the risks presented by the derivative instruments purchased by the Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund’s investment objective. It is possible, however, that the Adviser’s evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Fund will, because of the risks discussed above, incur a loss as a result of its investments in derivative instruments.

Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

a.       swaps;

b.       caps, floors and collars;

c.       forward foreign currency contracts;

d.       futures contracts; and

e.       options.

Derivatives are often used to hedge against a given investment’s risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

Strips (Both Funds) Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds currently do not plan on actively trading in STRIPS.

Zero Coupon Securities (Both Funds) A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

Other Mutual Funds (Both Funds) Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

Exchange Traded Funds (Absolute Return Bull Bear Bond Fund) The Fund may invest in Exchange Traded Funds ("ETFs"), which are investment companies whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. ETF shares are sold initially in the primary market in units of 50,000 or more ("creation units"). A creation unit represents a bundle of securities that replicates, or is a representative sample of, a particular index and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying portfolio securities. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions. Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit unaffiliated funds to invest in the ETF’s shares beyond the statutory limitations, subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Exchange-Traded Notes (Absolute Return Bull Bear Bond Fund) Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

A Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Portfolios characterize and treat ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Options on Securities (Both Funds) The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund’s limitation on investments in securities that are not readily marketable.

Dollar Roll Transactions (Both Funds) These Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund’s use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. The Fund will limit its obligations on dollar roll transactions to 35 percent of the Fund’s net assets.

Duration Management (Both Funds) Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Fund's duration by approximately the same amount as holding an equivalent amount of the underlying securities. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount as selling an equivalent amount of the underlying securities.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real duration is their primary measure of risk, because these securities are subject to real rate changes but are protected against fluctuations in inflation.

Short Sales (Both Funds) Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Fund's holdings and increase the Fund's total return. To the extent that the Fund has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short or (ii) hold an offsetting long position.

Swap Agreements (Both Funds) To manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund’s performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund’s ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

Total Return Swaps (Both Funds) A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

Interest Rate Futures Contracts (Both Funds). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of the Adviser, sufficiently correlated with the Fund’s portfolio. These investments will be made primarily in an attempt to manage the fixed income funds’ exposure to interest rate risk (i.e. manage duration) and other bona fide hedging purposes. For example, futures may be used in lieu of buying comparable duration U.S. Treasury securities to achieve a duration target within the funds. The Funds will engage in such transactions primarily for bona fide hedging purposes. Futures will not be used to leverage the portfolios and are incorporated appropriately in all measures of risk within portfolios.

Options on Interest Rate Futures Contracts (Both Funds) These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

Risk of Options and Futures Contracts (Both Funds). One risk involved in the purchase and sale of futures and options is that a Fund may not be able to affect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund’s income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

The Funds’ successful use of futures contracts and options on such contracts depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds’ portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds’ ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds’ portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of such transactions.

The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund’s liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets to cover the futures and options.

"When-Issued” and “Forward Commitment” Transactions (Both Funds) The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser or Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund’s net asset value.

Repurchase Agreements (Both Funds). The Funds may enter into repurchase agreements with any bank or broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds may not invest more than 15% of its respective net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available.

Reverse Repurchase Agreements (Both Funds). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Loans of Portfolio Securities (Both Funds) The Funds may lend their portfolio securities in an amount up to 33-1/3% of each Fund’s total assets to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Securities loans will be made in accordance with the following conditions: (1) the Funds must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Funds must be able to terminate the loan after notice, at any time; (4) the Funds  must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Funds may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board of Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board of Trustees, as applicable, to vote proxies.

The Board of Trustees has approved a Securities Lending policy.  Net revenue from securities lending activity will be used to offset the Funds’ custodian expenses and to pay the cost of other operating expenses for the Funds.  The net cost of the Funds’ operating expenses less the net securities lending revenue will be used to calculate the Funds’ expense limitations.

Inflation-Indexed Securities (Both Funds) Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "Treasury Inflation Protected Securities" or "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index (CPI) for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation-adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury STRIP program. U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

Certain Risk Considerations (Both Funds) The price per share of each Fund will fluctuate with changes in value of the investments held by that Fund. For example, the value of a Fund’s shares that holds primarily bonds will generally fluctuate inversely with the movements in interest rates and the value of a Fund’s shares that holds primarily stock investments will generally fluctuate as a result of numerous factors, including but not limited to investors’ expectations about the economy and corporate earnings and interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund.

There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer.

Risks of Techniques Involving Leverage (Both Funds) Use of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, the Funds may engage in dollar roll transactions. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. Total Return Bond Fund uses these investment techniques only as secondary (i.e., non-principal) investment strategies, when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions). The risks of leverage include a higher volatility of the net asset value of a Fund’s shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

INVESTMENT LIMITATIONS

The following restrictions apply to each Fund. Unless otherwise indicated, only Investment Restriction Nos. 2, 3, 4, 7, 8, 12 and 16 are fundamental policies of the Funds, which can be changed only when permitted by law and approved by a majority of the Funds’ outstanding voting securities. The non-fundamental investment restrictions can be changed by approval of a majority of the Board of Trustees. A "majority of the outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy or (ii) more than 50% of the outstanding shares.

Each Fund, except as indicated, may not:

(1) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

(2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 33-1/3% of the current value of its net assets for temporary or emergency purposes or to meet redemptions. Each Fund has adopted a non-fundamental policy to limit such borrowing to 10% of its net assets and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist).

(3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

(4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

(5) Invest in companies for the purpose of exercising control or management.

(6) The Funds may invest in securities issued by other investment companies that invest in the types of securities in which the Fund itself is permitted to invest. The Total Return Bond Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act.

(7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships, debt obligations secured by real estate or interests therein, and securities issued by other companies that invest in real estate or interest therein), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions.

(8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

(9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

(10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

(11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

(12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

(13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund’s net assets, may be warrants which are not listed on the New York or American Stock Exchanges.

(14) Write, purchase or sell puts, calls or combinations thereof, except that the Funds may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging;

 (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years’ continuous operation (except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) municipal securities which are rated by at least two NRSRO’s or determined by the Adviser to be of comparable quality) provided each Fund may invest all or a portion of its assets in another open end management investment company with substantially the same investment objective, policies and investment restrictions as the Fund; or

 (16) (Total Return Bond Fund) With respect to 75% of its assets, purchase a security if as a result, (1) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies or instrumentalities, or (2) the Fund would own more than 10% of the outstanding voting securities of such issues. The Absolute Return Bull/Bear Bond Fund is a non-diversified fund and therefore not required to meet certain requirements under federal laws.  The Fund may invest a greater percentage of its assets in the securities of an issuer.

As a matter of fundamental policy, notwithstanding any limitation otherwise noted, each Fund is authorized to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

If a percentage restriction on investment policies or the investment or use of assets set forth in the Prospectus are adhered to at the time a transaction is effected, except with respect to borrowings, later changes in percentage resulting from changing assets values will not be considered a violation.

It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds’ policies that are the result of the application of law the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The Board of Trustees governs the Trust. The Trustees are responsible for generally overseeing the conduct of the Trust’s business. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds’ performance. The Officers of the Trust are responsible for the Funds’ operations. The Trust is composed of sixteen portfolios.

The business and affairs of the Trust are managed under the general supervision of the Board in accordance with the laws of the State of Delaware and the Trust’s Trust Instrument and Bylaws. Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." Trustees who are not deemed to be "interested persons" of the Trust are referred to as "Independent Trustees."

Each Trustee’s and officer’s address is c/o American Independence Funds Trust, 335 Madison Avenue, Mezzanine, New York 10017. Each Trustee holds offices until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified; (ii) he shall have resigned; or (iii) he is removed by the Trust’s shareholders in accordance with the Trust’s Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified. Each Trustee oversees 16 portfolios of the Trust, which is the sole open-end investment company in the American Independence Fund’s complex. The following table also discloses whether a Trustee serves as a director of any company that is required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

Trustees:

Position(s) Held with Company	Term of Office	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Ronald Baldwin*(2) Age: 53	Trustee	Indefinite	Retired. Formerly Director INTRUST Financial Services, Inc. Director of INTRUST Brokerage , Inc. and Chief Operating Officer and President of INTRUST Bank, N.A.	16	None
Terry Carter*(2) Age: 62	Trustee	Indefinite	Retired. Formerly Chief Financial Officer of QuikTrip Corporation	16	None
Joseph Hankin*(1) Age: 70	Trustee	Indefinite	President, Westchester Community College since 1971	16	None
Jeffrey Haas*(1) Age: 49	Trustee	Indefinite	Professor of Law, New York Law School 1996-Present	16	None
Thomas Kice*(2) Age: 59	Trustee	Indefinite	President of Kice Industries, Inc.	16	None
George Mileusnic*(2) Age: 56	Trustee	Indefinite	Retired. Formerly Chief Financial Officer of Caribou Coffee, Inc. (2001-Present).	16	None
Peter Ochs*(3) Age: 59	Trustee	Indefinite	President of Capital III, Inc. Formerly Manager of Ochs & Associates, Inc.	16	None
Richard Wedemeyer*(1) Age: 74	Chairman of the Board and Trustee	Indefinite	Retired.	16	None

Interested Trustee:
John J. Pileggi(1)(2) Age: 51	Trustee	Indefinite	Managing Partner of American Independence Financial Services, LLC since 2004.	16	None

Officers:

Name, Age and Position(s) Held*	Length of Time Served as Fund Officer	Principal Occupation During Past 5 Years
Eric Rubin Age: 44 President	9/2004-Present	President, American Independence Financial Services, LLC (February 2005 to Present).
Paul Brook Age: 57 Chief Compliance Officer	9/2010-Present	Partner, Compliance Solutions Associates (2010 to Present); Financial Consultant at LPL Financial (2007-2009); Financial Consultant at Legg Mason (2002-2007).
Theresa Donovan Age: 61 Secretary	7/2005-Present	Senior Director Compliance and Administration at American Independence Financial Services, LLC (May 2005 to Present).
John J. Pileggi Age: 51 Treasurer	10/2008-Present	Managing Partner of American Independence Financial Services, LLC since 2004.
Susan Silva Age: 43 Assistant Treasurer	09/2010-Present

Partner, BackOffice Alliance LLC since July 2009 and independence consultant (November 2008 to Present); Vice President of Vastardis Fund Services LLC (2006 – 2008); Treasurer of The FBR Funds (2002-2006).

*    Each Trustee and Officer may be contacted by writing to the Trustee or Officer, c/o American Independence Financial Services, LLC, 335 Madison Avenue, Mezzanine, New York, NY 10017.

(1)   Each Trustee has served from the inception of the Funds.

(2)   Messrs. Carter, Kice, Mileusnic, Baldwin and Pileggi served as Trustees to the Predecessor Funds advised by Intrust Financial Services, Inc. since November, 1996.

(3)   Mr. Ochs served as a Trustee to the Predecessor Funds advised by Intrust Financial Services, Inc. since August 2000.

Additional Information About the Trustees. In addition to the information set forth above, the following specific experience, qualifications, attributes and skills apply to each Trustee. Each Trustee was appointed to serve on the Board based on his overall experience and the Board did not identify any specific qualification as all-important or controlling. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

Richard Wedemeyer. Mr. Wedemeyer has been an Independent Trustee and Chairman of the Trust since July 2005. He has over twenty years of prior service as an independent director on various mutual fund boards, including the Pacifica Funds and the ING Funds.  Prior to his retirement, Mr. Wedemeyer had over thirty years of experience in management positions involving a wide range of responsibilities.  Most recently he was Vice President – Finance for The Channel Corporation from 1995-2002.  Previously, he served as Vice President of Administration and Operations for Jim Henson Productions for fifteen years.  His early career was spent in overseas start-ups for the Rohm & Haas Company, primarily in Australia and Spain.  Mr. Wedemeyer received his B.S. in Chemical Engineering from the University of Rochester and M.B.A. from Harvard Business School.  He was selected as a Trustee based on his business experience and extensive service as an independent mutual fund director.

Ron Baldwin. Mr. Baldwin was an Interested Trustee of the Trust from March 2006 to November 2009. Mr. Baldwin became an Independent Trustee in November, 2009.  Mr. Baldwin served as an Interested Trustee to the Predecessor Funds since their inception in November 1996.  Mr. Baldwin is a Managing Member of The Standard, LLC from 2003-present (a family clothing business).  He is also Chairman, President and CEO of CrossFirst Holdings, LLC from August 2008-present and Chairman of CrossFirst Bank from 10/2007 to present (a state chartered bank in Kansas).  Mr. Baldwin previously served as Vice Chairman of Intrust Bank from 1996-2001 and President & Chief Operating Officer from 2001-2005.  From 1972-1975 and 1977-1996 Mr. Baldwin held various Executive Positions at Fourth Financial Corporation (now part of Bank of America), including Vice President and Controller, Executive Vice President – Treasurer and Chief Financial Officer, Executive Vice President-Chief Financial Officer, President – Bank IV Oklahoma and Executive Vice President – Retail Banking.  Mr. Baldwin is a Board Member of Wichita State University Alumni Association, United Way, Kansas Family Research Council and Wichita Area Chamber of Commerce.  Mr. Baldwin received his BB in 1975 from the Wichita State University.  Mr. Baldwin was selected as a Trustee because of his experience in finance and accounting in over 30 years of senior financial management and his service as a Board Member for numerous other companies.

Terry Carter. Mr. Carter has been an Independent Trustee of the Trust since March 2006. Mr. Carter served as an Independent Trustee to the Predecessor Funds since their inception in November 1996. Mr. Carter also served as an Independent Trustee for the Bank IV Funds. Mr. Carter, presently retired, previously served 26 years as a Senior Vice President and Chief Financial Officer for an $8 billion privately-held food and gasoline retailer where he continues to serve as a member of the Board of Directors.  Mr. Carter also currently serves as a Trustee for the University of Oklahoma Foundation where he chairs the Audit Committee and is a member of the Investment Committee and Executive Committee.  Mr. Carter is a Trustee for the Oklahoma Methodist Conference Foundation where he is a member of the Investment Committee.  Mr. Carter is a business/finance graduate of the University of Oklahoma.  He was selected as a Trustee based on his business experience and extensive service as an independent mutual fund director.

Professor Jeffrey J. Haas. Professor Haas has been an Independent Trustee of the Trust since July 2005. He previously served as an Independent Trustee of the HSBC Funds from 1999 to 2002.  He has been a Director of Wegener Corporation, a media distribution company, since 2002.  Since May 2000 he has been a Professor of Law at The New York Law School.  From July 1996 to April 2000 he was an Associate Professor of Law at The New York Law School.  The courses that Professor Haas has taught include securities regulation, mergers and acquisition, mutual fund regulation, corporate finance and corporations.  From 1988 to 1993 he was a Corporate Attorney at Cravath, Swaine & Moore. He has authored and co-authored numerous books and publications in such areas as Investment Adviser Regulation, Securities Act Rules 144 and 145, fiduciary duties of Directors and Public Offerings.  He has been quoted in over 75 different publications worldwide, including the New York Times and Wall Street Journal and has appeared on CBS Evening News, CNBC Nightly Business Report, CNN and National Public Radio.  Professor Haas received his B.S. in Finance and Classical Civilizations from Florida State University in 1984 and his JD from the University of Pennsylvania in 1988. He was selected as a Trustee based on his business experience, knowledge of the securities law and previous service as an independent mutual fund director.

Dr. Joseph N. Hankin. Dr. Hankin has been an Independent Trustee of the Trust since July 2005. He has over twenty years of prior service as an independent director on various mutual fund boards, including Pacifica Funds, First Choice Funds, Stagecoach Funds and the ING Funds.  Dr. Hankin has served as President of Westchester Community College since 1971. Dr. Hankin taught at the collegiate level at the City University of New York from 1962 to 1965, and as an occasional lecturer, and then an Adjunct Associate and Full Professor at Teachers College, Columbia University from 1965 to the present. Dr. Hankin began in full-time administration commencing in 1965.  Following a one and one-half year period as Director and then Dean of Continuing Education and the Summer sessions at Harford Junior College in Bel Air, Maryland, the Board of Trustees requested that, at age 26, Dr. Hankin assume the position of President.  He served in that capacity for four and one-half years. Among the related professional activities in which Dr. Hankin has engaged are: speaker and panelist for numerous forums, member, chairman, or consultant for accreditation teams in Delaware, New York, New Jersey, Maryland, Pennsylvania, and Puerto Rico, and consultant to a number of educational institutions in Maryland, New Jersey, District of Columbia, Pennsylvania, Massachusetts, Connecticut, and New York. He has participated actively in several civic and professional organizations, including the Board of Directors of the American Association of Community and Junior Colleges (Vice Chairman), the Junior College Council of the Middle Atlantic States (Treasurer, Vice-President, and President), Eastern Educational Consortium (President), Young Presidents' Organization, and others.  He is certified as a Large Complex Case Program arbitrator by the American Arbitration Association. His six dozen publications have included consultant's reports, numerous college documents printed and circulated to the public, contributions to a bibliographical work on community colleges, monographs and chapters on collective bargaining, continuing education, and the importance of the first year in college, and articles in the Junior College Journal, other magazines, and several local newspapers on a variety of educational topics.

At the City College of New York, Dr. Hankin earned a Bachelor of Arts degree in Social Sciences, and at Columbia University's Graduate Faculties and Teachers College, where, respectively, he earned Master of Arts and Doctor of Education degrees in History and in the Administration of Higher Education. He also holds honorary doctorates, Honoris Causa, from Mercy College, the College of New Rochelle, Manhattan College, and Lehman College.  He was selected as a Trustee based on his business experience and extensive previous service as an independent mutual fund director.

Thomas Kice. Mr. Kice has been an Independent Trustee of the Trust since March 2006. Mr. Kice served as an Independent Trustee to the Predecessor Funds since their inception in November 1996. He is currently CEO of Kice Industries, Inc., an industrial engineering company.  Mr. Kice previously worked at Kice Industries from 1972 until present in all aspects of business including management, sales, and served as President and CEO from 1987 until 2009.  He is currently serving on the Kice Industries board of directors. Mr. Kice graduated from Wichita State University in 1972 with a B.S. in Business Administration.

He currently serves on the board of directors for McShares Inc., a research products company, in Salina, Kansas.   He was selected as a Trustee based on his business experience and previous service as an independent mutual fund director.

George Mileusnic. Mr. Mileusnic has been an Independent Trustee of the Trust since March 2006. Mr. Mileusnic served as an Independent Trustee to the Predecessor Funds since their inception in November 1996.  Mr. Mileusnic, currently retired, previously served as Chief Financial Officer for Caribou Coffee from 2001-2008.  From 1989 to 1996 he was Chief Financial Officer and from 1996 to 1998 he served as Executive Vice President of The Coleman Company.  From 1978 to 1989 he served as Financial Analyst, Director, Acquisitions, Controller, Grain Merchandising  Division and Senior Vice President for Pillsbury/Burger King (Burger King was a subsidiary of Pillsbury). Mr. Mileusnic graduated from Carleton College with a BA in Economics in 1976 and an M.B.A. in Accounting from the University of Chicago in 1978.  He is currently on the Board of Directors of Cool Clean, Inc. and Top Hat Inc. Mr. Mileusnic was selected as a Trustee based on his experience in finance and accounting, with over 30 years of senior financial management, and his service as a Board Member for numerous other companies.

Peter L. Ochs. Mr. Ochs has been an Independent Trustee of the Trust since March 2006. Mr. Ochs served as an Independent Trustee to the Predecessor Funds since September 2001. Mr. Ochs has served as President of Capital III, Inc. from June 1982 to present.  Mr. Ochs was previously employed by the United American Bank in Wichita, Kansas from June 1974 to June 1982.  Mr. Ochs received a BA in Business Administration/Finance from the University of Kansas in 1974.  Mr. Ochs is a Director of UTG, Inc. a public insurance company.  Mr. Ochs was selected as a Trustee because of his extensive experience in finance and accounting, with over 30 years of senior financial management.

John J. Pileggi (Interested Trustee). Mr. Pileggi has been an Interested Trustee of the Trust since July 2005.  Mr. Pileggi served as an Independent Trustee and Chairman to the Predecessor Funds since their inception in November 1996.  Mr. Pileggi is Managing Partner of AIFS.  Previously Mr. Pileggi was President and CEO of Mercantile Investment & Wealth Management and President of Mercantile Capital Advisors and Mercantile Securities until March 2004.  In 2001, Mr. Pileggi was President and CEO of PlusFunds.  From 1997 to 2000, he was Chairman and CEO of ING Funds and CEO of ING Investment Products Distribution, overseeing the launch of a mutual fund operation in January 1999 that grew to $1.5 billion in assets and 18 funds in its first year. From 1994 to 1998, he was Senior Managing Director and Member of the Board of Furman Selz LLC. Mr. Pileggi began his career at Lehman Brothers Kuhn Loeb. Mr. Pileggi attended Brooklyn College of the City University of New York from 1976 to1980. Mr. Pileggi has previously served as an Interested Trustee of the Pacifica Funds, FFB Funds, First Choice Funds, Marine Funds, Bank IV Funds, Fund Source, Fund Trust, Performance Funds and Evergreen Funds. He was selected as a Trustee based on his business experience and extensive previous service as a mutual fund director.

Board Committees and Meetings. The Board had four regularly scheduled meetings in 2010 and intends to hold four regularly scheduled meetings in 2011.

Audit Committee.   The Trust has an Audit Committee, consisting of all Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. The Audit Committee, whose members are Messrs. Carter, Baldwin, Hankin, Haas, Kice, Ochs and Mileusnic, makes recommendations to the Trustees as to the engagement or discharge of the Trust’s independent auditors, supervises investigations into matters relating to audit functions, reviews with the Trust’s independent auditors the results of the audit engagement, and considers the audit fees. In 2010, the Audit Committee met twice.

Nominating Committee.   The Trust has a Nominating Committee, consisting of each Trustee who is not an “interested person” of the Trust. There are no regular meetings of the Nominating Committee but rather meetings are held as appropriate. The Nominating Committee evaluates the qualifications of Trustee candidates and nominates candidates to the full Board. The Nominating Committee will consider nominees for the position of Trustee recommended by shareholders. The Nominating Committee also considers candidates from among the Trustees to serve as Chairperson of the Board and annually reviews the compensation of the Trust’s independent trustees.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular the Board and its Independent Trustees will consider each nominee’s integrity, educational, professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: American Independence Funds Trust, 335 Madison Avenue, Mezzanine, New York, NY 10017.

Risk Oversight.  As registered investment companies, the Funds are subject to a variety of risks, including, among others, investment risks, financial risks, compliance risks and operational risks. The Funds’ investment adviser and administrator, American Independence Financial Services, LLC and UMB as Sub-Administrator, have primary responsibility for the Funds’ risk management on a day-to-day basis as part of their overall responsibilities. The Funds’ sub-advisers are primarily responsible for managing investment risk as part of their day-to-day investment management responsibilities, as well as operational risks at their respective firms. The Funds’ investment adviser and Chief Compliance Officer also assist the Board in overseeing the significant investment policies of the Funds and monitor the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.

In discharging its oversight responsibilities, the Board considers risk management issues throughout the year by reviewing regular reports prepared by the Funds’ investment adviser and Chief Compliance Officer, as well as special written reports or presentations provided on a variety of risk issues, as needed. For example, the investment adviser reports to the Board quarterly on the investment performance of  the Funds, the financial performance of the Funds, overall market and economic conditions, and legal and regulatory developments that may impact the Fund. The Funds’ Chief Compliance Officer, who reports directly to the Board’s Independent Trustees, provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning (i) compliance matters relating to the Funds, the Funds’ investment adviser and sub-advisers, and the Funds’ other key service providers; (ii) regulatory developments; (iii) business continuity programs; and (iv) various risks identified as part of the Funds’ compliance program assessments. The Funds’ Chief Compliance Officer also meets at least quarterly in executive session with the Independent Trustees, and communicates significant compliance-related issues and regulatory developments to the Audit Committee between Board meetings.

In addressing issues regarding the Funds’ risk management between meetings, appropriate representatives of the investment adviser communicate with the Chairman of the Trust, the Chairman of the Audit Committee or the Funds’ Chief Compliance Officer. As appropriate, the Trustees confer among themselves, or with the Funds’ Chief Compliance Officer, the investment adviser, other service providers and independent legal counsel, to identify and review risk management issues that may be placed on the full Board’s agenda.

The Board also relies on its committees to administer the Board’s oversight function. The Audit Committee assists the Board in reviewing with the investment adviser and the Funds’ independent auditors, at various times throughout the year, matters relating to the annual audits, financial accounting and reporting matters, and the internal control environment at the service providers that provide financial accounting and reporting for the Funds. The Audit Committee also meets annually with representatives of the investment adviser’s Corporate Audit Department to review the results of internal audits of relevance to the Funds. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general. These and the Board’s other committees present reports to the Board that may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board may also discuss particular risks that are not addressed in the committee process.

Share Ownership in the Fund Complex. The following table sets forth any ownership by a Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All of the Fund Family
Joseph N. Hankin	None	None
Jeffrey Haas	None	Over $100,000
Richard Wedemeyer	None	$50,001-$100,000
Terry L. Carter	None	None
Thomas F. Kice	None	Over $100,000
Peter Ochs	None	None
Ron Baldwin	None	None
George Mileusnic	None	None
John Pileggi	$10,000-$50,000	Over $100,000

Board Compensation.  Trustees who are not officers, directors or employees of American Independence Financial Services, LLC or the Distributor will receive from the Trust, an annual fee of $4,000 and a fee of $1,000 for each Board meeting attended, $1,000 for each telephonic or Committee meeting attended, and reimbursement for expenses incurred as a Trustee. The Chairman of the Board will receive an additional fee of $1,000 for each Board meeting attended. The Chairman of the Audit Committee will receive an additional fee of $1,000 for each Audit Committee attended.  Below is the compensation received as of the most recently completed fiscal year, October 31, 2010.

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefit Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
Interested Trustees:
John J. Pileggi	$ 0	N/A	N/A	$ 0
Non-Interested Trustees:
Richard Wedemeyer	$10,000	N/A	N/A	$10,000
George Mileusnic	$12,000	N/A	N/A	$12,000
Terry Carter	$14,000	N/A	N/A	$14,000
Thomas Kice	$12,000	N/A	N/A	$12,000
Peter Ochs	$12,000	N/A	N/A	$12,000
Jeffrey Haas	$12,000	N/A	N/A	$12,000
Joseph Hankin	$13,000	N/A	N/A	$13,000
Ron Baldwin	$11,000	N/A	N/A	$11,000

Codes of Ethics

The Trust and the Adviser have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. These Codes of Ethics are filed as exhibits to the Trust’s registration statement on Form N-1A and are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.

Proxy Voting Policy and Procedures

The Trust has contractually delegated, subject to Board oversight, the responsibility for voting proxies relating to portfolio securities held by an American Independence Fund to the Adviser. The Trust has delegated proxy voting to the Adviser with the direction that proxies should be voted in a manner consistent with the best interests of a Fund and its shareholders. The Adviser has adopted its own proxy voting policies and procedures for this purpose. These policies and procedures include specific provisions to resolve conflicts of interest that may arise between the interests of a Fund and the Adviser or and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Starting on August 31, 2004, information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Funds at 1-(866)-410-2006 and (ii) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

American Independence Financial Services, LLC (“AIFS”) serves as investment adviser to the Funds pursuant to a Management Agreement dated October 26, 2009 between the Funds and American Independence Financial Services, LLC. AIFS is a Delaware limited liability company and is registered as an investment adviser under the Investment Advisers Act of 1940. AIFS is based at 335 Madison Avenue, Mezzanine, New York, NY 10017 and as of January 31, 2011, AIFS managed approximately $1.3 billion in assets in both mutual funds and separately managed accounts.

Pursuant to obligations under the Advisory Agreement, AIFS also provides certain administrative services necessary for the Funds’ operations including; (i) coordination of the services performed by the Funds’ transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds’ Officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

Under the investment advisory agreement, AIFS has oversight responsibility for the day -to-day management of the Funds. The day to day oversight of the Funds is the responsibility of Mr. T. Kirkham “Kirk” Barneby and Mr. Glenn Dorsey. For more about the portfolio managers, please see the section below entitled “PORTFOLIO MANAGER INFORMATION.”

Advisory Agreement and Fees. In its capacity as investment advisor, AIFS is entitled to receive from the Funds, calculated daily and paid monthly of each respective Fund’s average daily net assets at the following rates:

Fund	Rate
Total Return Bond Fund	0.40%
Absolute Return Bull Bear Bond Fund	0.50%

AIFS has overall supervisory responsibilities for the general management and investment of the Funds’ securities portfolio, which are subject to review and approval by the Board of Trustees. Such responsibilities include (a) setting the Funds’ investment objective; (b) evaluating, selecting and recommending a sub-Adviser to manage the assets if it finds it appropriate; (c) monitoring and evaluating the performance of the sub-adviser, including their compliance with the investment objectives, policies and restrictions of the Funds; and (d) implementing procedures to ensure that the sub-Adviser complies with the Funds’ investment objectives, policies and restrictions.

Under the Advisory Agreement, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Agreement, and the Trust has agreed to indemnify the Adviser against any claims or other liabilities arising out of any such error of judgment or mistake or loss. The Adviser shall remain liable, however, for any loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

Unless sooner terminated, the Advisory Agreement will continue in effect through June 25, 2012 with respect to the Funds. The Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement’s continuance also is approved by a majority of the Trustees who are not parties to such Agreement, or "interested persons" (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Trust or the Adviser on 30 days’ written notice, and will terminate immediately in the event of its assignment.

The Adviser earned the following fees during the fiscal years ended October 31, 2010:

Fund	Earned	Waived and Reimbursed

Total Return Bond Fund*	N/A	N/A
Absolute Return Bull Bear Bond Fund**	$11,696	$52,446

* The Fund had not commenced operations prior to October 31, 2010.

**For the period from July 7, 2010, commencement of operations, through October 31, 2010.

Initial Board Approval of the Advisory Agreements for the Funds. American Independence Financial Services, LLC’s compensation under the Advisory Agreement may be reduced in any year if the Funds’ expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the Funds have a distribution plan, payments made under such plan.

Under the Advisory Agreement, American Independence Financial Services, LLC may reduce its compensation to the extent that the Funds’ expenses exceed such lower expense limitation as American Independence Financial Services, LLC may, by notice to a Fund, declare to be effective. For the purpose of determining any such limitation on American Independence Financial Services, LLC’s compensation, expenses of a Fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in the prospectus. In addition, through March 1, 2012, American Independence Financial Services, LLC has agreed to waive fees and reimburse expenses of the Funds to the extent necessary to ensure that the Funds pay total fund operating expenses at contractual rates stated (please see “Fee Waivers” in the Expenses section below).

In considering the Advisory Agreement, the Trustees considered numerous factors they believe to be relevant, including a comparison of the fees and expenses of other similarly managed funds, the advisor’s research and decision-making processes, the methods adopted to assure compliance with the funds’ investment objectives, policies and restrictions; the level of research required to select the securities appropriate for investment by the funds; the education, experience and number of advisory personnel; the level of skill and effort required to manage the fund; the value of services provided by the advisor; the economies and diseconomies of scale reflected in the management fee; the advisor’s potential profitability; the financial condition and stability of the advisor; the advisor’s trade allocation methods; the standards and performance in seeking best execution; allocation for brokerage and research and use of soft dollars.

Administration Services

AIFS also provides certain administrative services necessary for the Funds’ operations.  The fees for the services provided under such agreement were calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

For the fiscal year ended October 31, 2010 the Administrator earned the following fees:

Fund	2010
Total Return Bond Fund*	N/A
Absolute Return Bull Bear Bond Fund**	$2,048

*The Fund had not commenced operations by the October 31, 2010, fiscal year-end

**For the period from July 7, 2010, commencement of operations, through October 31, 2010.

Sub-Administration Services. AIFS has entered into an agreement with UMB Fund Services, whereby UMB provides sub-administration services for a fee accrued daily and paid monthly, on aggregate net assets of the Fund.

Custodian, Transfer Agent and Dividend Disbursing Agent

INTRUST Bank, N.A. acts as custodian of the Funds. Boston Financial Data Systems (“BFDS”) acts as transfer agent for the Funds. The Funds compensate BFDS for providing personnel and facilities to perform transfer agency related services for the Funds.

Expenses

Except as noted below, American Independence Financial Services, LLC bears all expenses in connection with the performance of its advisory and administrative services. Each Fund bears its owns expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its Trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders’ reports and shareholder meetings; and any extraordinary expenses. Each Fund also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

Fee Waivers. The Adviser has agreed in writing to limit the expenses of the Funds to the amount indicated below until March 1, 2012. These limits do not include any taxes, brokerage commissions, interest on borrowings or extraordinary expenses.

Fund	Class A	Institutional Class
Total Return Bond Fund	0.95%	0.60%
Absolute Return Bull Bear Bond Fund	1.25%	0.90%

Independent Registered Public Accounting Firm and Counsel

The financial statements and financial highlights for the year ended October 31, 2010  have been audited by Grant Thornton LLP, the Funds’ independent registered public accounting firm, as indicated in their report thereon, and are incorporated herein by reference, in reliance upon such report, given on the authority of Grant Thornton LLP as experts in accounting and auditing.

Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, serves as counsel to the Trust.

PORTFOLIO MANAGER INFORMATION

Portfolio Managers. On a day-to-day basis, the following individuals are jointly and primarily responsible for the management of the Funds.

Mr. T. Kirkham “Kirk” Barneby joined AIFS in 2008 as Chief Strategist & Portfolio Manager, Taxable Fixed Income.  At AIFS he utilizes a proprietary discipline, grounded in the economic theory of interest rate behavior, to manage interest rate exposure or risk.  From 2004-2008 Mr. Barneby was a Managing Member of Old Iron Hill Capital Management, LLC employing quantitatively-oriented fixed income and multi-strategy investment approaches.  Previously, he headed an investment group at UBS in New York that managed equity and bond portfolios with roughly $7 billion in assets.  Earlier, in the 1980s, Mr. Barneby was part of a team at Continental Can that made asset allocation decisions for the company’s pension plan.  He began his career in the Economics Department at First National City Bank (Citibank).

Glenn Dorsey, Portfolio Manager, joined AIFS in January 2009. Before joining AIFS, Mr. Dorsey was the founder of Reveille Asset Management where he worked as a Portfolio Manager from July 2006 until January 2009. Prior to starting Reveille, Mr. Dorsey was a portfolio manager with Jamison Prince Asset Management from December 2004 to July 2006, Lyon Stubbs & Tompkins from March 1994 to December 2004, Mitchell Hutchins from January 1990 to March 1994 and Bankers Trust Company from June 1986 to June 1990. Mr. Dorsey has been in the financial services industry for 24 years and is a Chartered Financial Analyst.

Beneficial Ownership by Portfolio Manager. As of October 31, 2010, the portfolio managers responsible for the day to day management of the Funds owned the following shares of each of the Fund or of any fund in the Trust.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All of the Fund Family
T. Kirkham “Kirk” Barneby	$10,001-$50,000	$10,001-$50,000
Glenn Dorsey	$10,001-$50,000	$10,001-$50,000

Account Management Disclosures. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, including other affiliated funds in the Trust. As of October 31, 2010, the number of other accounts and assets managed were as follows:

Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	No. of Accts.	Total Assets	No. of Accts.	Total Assets	No. of Accts.	Total Assets
T. Kirkham “Kirk” Barneby	7	$159,612,689	0	$0	360	$103,914,080
Glenn Dorsey	7	$159,612,689	0	$0	360	$103,914,080

For each of type of account listed in the above table for which a manager managed such other account, there were no advisory fees that were earned on the performance of such account.

Manager Compensation. Their compensation consists primarily of a fixed base salary and a discretionary cash bonus. Their bonus compensation will be reviewed annually and will be determined by a number of factors including, the relative investment performance of the portfolios versus their benchmark upon which the Fund is compared, before taxes, for a one year period of time; the consistency of the portfolio managers’ performance, the total value of the assets managed by the portfolio manager, the profitability of the investment advisor and the portfolio managers’ contribution to profitability and the trends in industry compensation and levels.

They also receive employee benefits, including, but not limited to, health care and other insurance benefits as well as participation in the AIFS 401(k) program.

The structure of the portfolio managers’ compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

Conflicts of Interest. The portfolio manager makes investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the manager believes are applicable to that portfolio. Consequently, the portfolio manager may purchase or (sell) securities for one portfolio and not another portfolio. American Independence Financial Services, LLC has adopted policies and procedures which it believes are reasonably designed to address any potential conflicts.

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). AIFS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

SHARES OF BENEFICIAL INTEREST

The American Independence Funds Trust was organized as a Delaware business trust on October 7, 2004, and currently consists of seventeen series, two of which are offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid and non-assessable.

These American Independence Funds offer two classes of shares, Class A and Institutional Class. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-866-410-2006, or contact your sales representative, broker-dealer or bank to obtain more information about the Funds’ shares.

The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

As of February 15, 2011, no person beneficially owned of record, or to the knowledge of management, five percent or more of the outstanding shares of the respective Fund or classes except as set forth below.

Fund	Name and Address of Record	Percent of Fund by Class
TOTAL RETURN BOND FUND INSTITUTIONAL CLASS
	Theresa Donovan
	155 E 38th St. Apt. 19A
	New York, NY 10016	100.00%
ABSOLUTE RETURN BULL BEAR BOND FUND INSTITUTIONAL CLASS	PERSHING LLC
	PO BOX 2052
	JERSEY CITY NJ 07303-2052	70.29%

	Southwest Securities Inc.
	FBO Jason B. Hand
	PO Box 509002
	Dallas, TX 75250	11.52%

	Ameritrade Inc. FBO 9159167061
	PO Box 2226
	Omaha, NE 68103	8.07%

	Charles Schwab & Co. Inc. Special
	FBO the Exclusive Benefit of Customers
	Attn: Mutual Funds
	101 Montgomery St.
	San Francisco, CA 94104	5.76%
ABSOLUTE RETURN BULL BEAR BOND FUND CLASS A
	PERSHING LLC
	PO BOX 2052
	JERSEY CITY NJ 07303-2052	88.19%

BROKERAGE ALLOCATION AND PORTFOLIO TURNOVER

Subject to the general supervision and approval of the Board of Trustees, the Adviser is responsible for, making decisions with respect to, and placing orders for, all purchases and sales of portfolio securities for the Funds.

Investment decisions for the Funds are made independently from those for other accounts advised or managed by the Adviser. Such other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of one of the Funds and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to that Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such other accounts in order to obtain the best execution.

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.

Transactions by a Fund on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions by the Fund on foreign stock exchanges involve payment of brokerage commissions that are generally fixed.

Transactions by a Fund in the over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In making portfolio investments for a Fund, the Adviser seeks to obtain the best net price and the most favorable execution of orders. The Adviser may, in its discretion, effect transactions in portfolio securities with broker-dealers who provide research advice or other services to the Funds or the Adviser. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund that exceeds the amount of commission another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities to the Funds and to the Trust. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received (if any) is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Funds. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or portfolios of the Trust or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account, portfolio of the Trust or Investment Company. The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with the Adviser, the Distributor, or any of their "affiliated persons" (as defined in the 1940 Act), except as the 1940 Act or the SEC permits. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

The Funds may from time to time purchase securities issued by the Trust’s “regular broker/dealers.”

Under certain market conditions, a Fund may experience high portfolio turnover rates as a result of the investment strategy. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Higher portfolio turnover rates (100% or more) can result in corresponding increases in brokerage commissions and other transaction costs which must be borne by a Fund and ultimately by its shareholders. Portfolio turnover rates for the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions for each Fund, and the Funds may engage in short-term trading to achieve its investment objective and adhere to its investment strategy.

DISTRIBUTION AND RELATED SERVICES PLANS

Rule 12b-1 Plans. The Trust has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Class A Shares of the Funds (the "Plans"). Under the Plans, the Trust (i) may pay the Distributor or another person for distribution services provided and expenses assumed and (ii) may pay, through the Distributor, broker-dealers or other financial institutions ("Service Organizations") for services, as defined by FINRA.

Currently the Total Return Bond Fund has a 0.25% distribution fee for Class A shares and a Shareholder Services Plan which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing 0.10% of the distribution fee and is assessing the 0.25% shareholder servicing fee.

Currently the Absolute Return Bull Bear Bond Fund has a 0.25% distribution fee for Class A shares and a Shareholder Services Plan which would provide for a fee paid monthly at an annual rate of up to 0.25%.  At the present time, the Fund is assessing 0.10% of the distribution fee and is assessing the 0.25% shareholder servicing fee.

Payments to the Distributor will compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and SAIs (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Plan.

The Trust intends to enter into servicing agreements under the Plan that will require the Service Organizations receiving such compensation from the Distributor to perform certain services, as defined by FINRA.

Under the Plan, payments by the Trust for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of Class A Shares of a Fund and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily net asset value of a Fund’s outstanding Class A Shares that are owned of record or beneficially by a Service Organization’s customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. Payments for distribution expenses under the Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" the Trust. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plan provides that it may not be amended to increase materially the costs that Service Shares may bear for distribution pursuant to the Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and holders of Service Shares. The Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Shares of the Fund involved. Any agreement entered into pursuant to the Plan with a Service Organization will be terminable with respect to any Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Service Shares of such Fund, by the Distributor or by the Service Organization. Any such agreement will also terminate automatically in the event of its assignment.

As long as the Plan is in effect, the nomination of Independent Trustees must be committed to the discretion of the Independent Trustees.

Sub-Transfer Agency Plan. The Funds have adopted a Sub-Transfer Agency Plan pursuant to which it may pay a fee of up to an annual rate of 0.25% of Fund average daily net assets to service organizations who provide sub-transfer agency services to their customers who own shares of the Funds.

Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

Your financial intermediary may receive various forms of compensation from you, the Funds or AIFS in connection with the sale of shares of a Fund to you or you remaining an investor in a Fund.  The compensation that the financial intermediary receives will vary by class of shares and among financial intermediaries.  These types of payments include:

•           Initial front-end sales charges (if applicable), which are payable from your investment to the Distributor and all or a portion of which are payable by the Distributor to financial intermediaries (see “A Choice of Share Classes” in the Prospectus);

•           Ongoing asset-based payments attributable to the share class selected,                including fees payable under the Fund's Distribution Plans adopted under Rule 12b-1 under the Investment Company Act and Shareholder Servicing Plan, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates;

•           Shareholder servicing payments for providing omnibus accounting,            recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, which are paid from the assets of a Fund as reimbursement to the financial intermediary for expenses they incur on behalf of the Fund.

•           Payments by AIFS out of its own assets.  AIFS may make these payments in addition to payments described above.  Your financial intermediary may receive payments from AIFS that fall within one or more of the following categories, each of which is described in greater detail below:

      •           Distribution Related Payments;

      •           Service Related Payments; and

      •           Processing Related Payments.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS’ promotional efforts.  Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in the Prospectus and SAI.  You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

Distribution Related Payments.  AIFS may make payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS’ promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support.   AIFS compensates financial intermediaries differently depending upon, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary.  In the case of any one financial intermediary, Distribution Related Payments generally will not exceed the sum of 0.15% of that financial intermediary’s total sales of the Funds, and 0.15% of the total assets of these funds attributable to that financial intermediary, on an annual basis.

As noted above a number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its investment representatives for educational and marketing purposes.  In some cases, financial intermediaries will include the Funds on a “preferred list.”  AIFS' goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

Service Related Payments.  Payments may also be made by AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services.  Payments may also be made for administrative services related to the distribution of the Funds’ shares through the financial intermediary.  Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others.  These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

AIFS compensates financial intermediaries differently depending upon, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary.  Service Related Payments to a financial intermediary generally will not exceed, on an annual basis for any calendar year, 0.25% of the assets attributable to that financial intermediary.

Processing Related Payments.  AIFS may make payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries’ costs associated with client account maintenance support, statement preparation and transaction processing.  The types of payments that AIFS may make under this category include, among others, payment of networking fees or one-time payments for ancillary services such as setting up funds on a financial intermediary’s mutual fund trading system.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more and purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates for the Absolute Return Bull Bear Bond Fund: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%. For the Total Return Bond Fund, the schedule is as follows: 0.50% on amounts of less than $4 million, 0.25% on amounts of at least $4 million.

Other Payments.  Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or rules of the National Association of Securities Dealers) and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences.  AIFS makes payments for entertainment events it deems appropriate, subject to AIFS’ policies and applicable law.  These payments may vary depending on the nature of the event.

As of December 31, 2010, the following financial intermediaries that are broker dealers had been approved by the Board of Trustees to receive Distribution Related and/or Service Related Payments:

Pershing

Fidelity Brokerage Services LLC

Fiserv Trust Company

Benefit Plan Administrators

Wells Fargo Advisors

Charles Schwab

Raymond James

LPL Financial Corporation

Southwest Securities

TD Ameritrade

Ameriprise Financial

Any additions or deletions to the list of financial intermediaries identified above that have occurred since December 31, 2010 are not reflected.

CALCULATION OF NET ASSET VALUE (NAV)

The NAV of a particular Class of each Fund is calculated separately by dividing the total value of the assets belonging to the Fund allocable to such Class, less the liabilities of the Fund allocable to such Class, by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio. Assets belonging to the Fund are reduced by the direct liabilities of the Fund and by a share of the general liabilities of the Trust allocated daily in proportion to the relative net asset values of all of the Funds at the time of allocation. In addition, liabilities directly attributable to a Class of the Fund are charged to that Class. Subject to the provisions of the Trust’s Trust Instrument, determinations by the Board as to the direct and allocable liabilities and the allocable portion of any general assets, with respect to the Fund or Class thereof are conclusive.

The Funds’ investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board. A security that is primarily traded on a domestic securities exchange (including securities traded through the NASDAQ National Market System) is valued at the last price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities traded in the over-the-counter market (but not securities traded through the NASDAQ National Market System) are valued at the bid based upon quotes furnished by market makers for such securities. For purposes of determining NAV, futures and options generally will be valued shortly after the close of trading on the New York Stock Exchange.

For the Funds, market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Trustees, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board of Trustees determines that this does not constitute fair value.

ADDITIONAL INFORMATION CONCERNING TAXES

Information set forth in the Prospectus that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of a Fund. The following is only a summary of certain additional tax considerations generally affecting the Funds and each Fund’s shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders and the discussions here and in the Funds’ prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectuses and this SAI is based on tax law in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company

The Funds have elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in such future years. As explained below, however, such carry forwards are subject to limitations on availability Under Code Sections 382 and 383, if a Fund has an "ownership change," then the Fund’s use of its capital loss carry forwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the "IRS")) in effect for the month in which the ownership change occurs (the rate for October 2003 is 4.74%). The Funds will use their best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control or knowledge of the Fund, there can be no assurance that the Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then the Fund will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carry forwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by the Funds (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Funds, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Funds that are not Section 1256 Contracts.

In addition to satisfying the requirements described above, the Funds must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Funds intend to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Distributions of the Funds

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a “qualified dividend”), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund’s gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be designated by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days during the 120-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the non-corporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Distributions attributable to dividends received by the Fund from domestic corporations will qualify for the 70% dividends-received deduction ("DRD") for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by the Fund will not and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD. In general, dividends paid on the various Funds’ share classes are calculated at the same time and in the same manner. In general, dividends may differ among classes as a result of differences in distribution expenses and other class specific expenses.

Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period (180-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder’s taxable income (determined without regard to the DRD and certain other items).

Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund’s disposition of domestic qualified "small business" stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit. Distributions by a Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of the Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

Other Tax Information

Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign non-corporate shareholders, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation, Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued there under as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

The information above is only a summary of some of the tax consequences generally affecting the Funds and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program the "Program"), which includes the Customer Identification Program, as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of an anti-money laundering compliance officer, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

VOTING RIGHTS

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Funds. Under the Funds’ Trust Instrument, the Boards of Trustees are authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolio to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. The Funds’ Board of Trustees is also authorized to create new classes without shareholder approval. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund’s fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a trustee is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

A Shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a "control person" (as defined under applicable securities laws) of the Fund.

PERFORMANCE INFORMATION

The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The following paragraphs describe how yield and return are calculated by the American Independence Funds.

Return Calculations. Returns quoted in advertising reflect all aspects of a Fund’s return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund’s Net Asset Value (“NAV”) over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a Fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax and an after-tax basis. Returns may or may not include the effect of a fund’s short-term trading fee or the effect of a fund’s small balance maintenance fee. Excluding a fund’s short-term trading fee or small balance maintenance fee from a return calculation produces a higher return figure. Returns, yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

From time to time, in advertisements or in reports to shareholders, a Fund’s yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. In addition, total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron’s, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by Lipper, Inc.

From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) that may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Trust may also include calculations, such as hypothetical compounding examples, that describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Online Disclosure of Ten Largest Holdings. Each of the Funds generally will seek to disclose its ten largest portfolio holdings and the percentages that each of these ten largest portfolio holdings represents of that Fund’s total assets as of the most recent calendar-quarter-end (quarter-end ten largest holdings) online at www.aifunds.com, 15 calendar days after the end of the calendar quarter. Online disclosure of the ten largest stock holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Fund within the Trust, and all other persons.

Online Disclosure of Complete Portfolio Holdings.  Each Fund, generally will seek to disclose the Fund’s complete portfolio holdings (complete portfolio holdings) in the semi-annual and annual reports to shareholders within 60 days of the reporting periods, April 30 and  October 31, respectively.

The Funds may also disclose portfolio holdings information in response to a request from a regulatory or other governmental entity.

Portfolio holdings information for the Funds may also be made available more frequently and prior to its public availability ("non-standard disclosure") to:

(1) the Funds’ service providers including the Funds’ custodian, administrator, fund accountant, financing agents, pricing services and certain others (such as auditors, proxy voting services and securities lending agents) necessary for the Funds’ day-to-day operations ("Service Providers"); and

(2) certain non-service providers including ratings agencies and other qualified financial professionals (such as Lipper Analytical Services, Moody’s Investors Service, Morningstar, Standard & Poor’s Rating Service, Thomson Financial and Vickers Stock Research Corporation) for such purposes as analyzing and ranking the Funds or performing due diligence and asset allocation) ("Non-Service Providers"). Generally such information is provided to non- service providers on a monthly and quarterly basis with a five-to-fifteen day lag. The above list of ratings agencies will be updated each year.

Prior to the release of non-standard disclosure to Non-Service Providers, the recipient must adhere to the following conditions:

(1) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

(2) the recipient signs a written Confidentiality Agreement. Persons and entities unwilling to execute an acceptable Confidentiality Agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the Funds’ Disclosure Policies; or

(3) the recipient provides assurances of its duty of confidentially by such means as certification as to its policies’ adequacy to protect the information that is disclosed.

The Funds have determined that non-standard disclosure to each service and non-service provider fulfills legitimate business purpose and is in the best interest of shareholders and believes that these arrangements subject the recipients to a duty of confidentiality. Neither the Funds nor the Funds’ investment adviser or any sub-adviser may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. These Disclosure Policies may not be waived or exceptions made, without the consent of the Funds’ Chief Compliance Officer. The Board of Trustees has approved this policy and will review any material changes to this policy, and shall periodically review persons or entities receiving non-standard disclosure. The Board of Trustees and Chief Compliance Officer (1) may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Funds’ Disclosure Policies and

(2) will address any conflicts of interest involving non-standard disclosure.

FINANCIAL STATEMENTS

The financial statements and financial highlights for the year ended October 31, 2010 have been audited by Grant Thornton LLP, independent registered public accounting firm, as indicated in their report thereon, and are incorporated herein by reference.  The American Independence Funds’ annual report includes the financial statements referenced above and is available without charge upon request by calling 1-866-410-2006.

MISCELLANEOUS

As used in this SAI, a "majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective (if fundamental) or a fundamental investment policy, the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

If you have any questions concerning the Trust or any of the Funds, please call 1-866-410-2006.

APPENDIX A -- FUTURES AND OPTIONS

As previously stated, the Funds may enter into futures contracts and options in an effort to have fuller exposure to price movements in securities markets pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions and for other hedging and investment purposes. Such transactions are described in this Appendix. Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on interest rates, various securities (such as U.S. government securities or a single stock ("security future")), securities indices ("stock index future"), foreign currencies, and other financial instruments and indices. These Funds may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by one of these Funds (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the Commodity Futures Trading Commission ("CFTC") or, with respect to certain contracts, on foreign exchanges. Single stock futures and narrow based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges. A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, the National Futures Association ("NFA"), the SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s or SEC’s regulations and other federal securities laws and regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. In particular, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

I.  INTEREST RATE FUTURES CONTRACTS

Use of Interest Rate Futures Contracts Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Description of Interest Rate Futures Contracts An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. For futures traded on certain trading facilities, the determination would be in accordance with the rules of the exchange or other trading facility on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is affected by the Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is affected by the Fund’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. The Fund would deal only in standardized contracts on recognized exchanges and trading facilities.

Examples of Futures Contract Sale The Fund might engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93. In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

Examples of Futures Contract Purchase A Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund’s basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rose from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II. SECURITY FUTURES CONTRACTS AND STOCK INDEX FUTURES CONTRACTS.

Security Futures Contracts The Fund may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices. When securities prices are falling, the Fund can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities. When securities prices are rising, the Fund can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases. For example, the Fund may take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Fund’s portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

Stock Index Futures Contracts A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, there are also futures contracts on narrower market indexes, such as the S&P 100 or indexes based on an industry or market segment, such as oil and gas stocks. A stock or bond index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the S&P 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

The following are examples of transactions in stock index futures (net of commissions and premiums, if any):

ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE

Hedge Objective: Protect Against Increasing Price

Portfolio	Futures
Day Hedge is Placed -
Anticipate Buying $62,500 Equity Portfolio	Buying 1 Index Futures at 125 Value of Futures : $62,500/Contract
-Day Hedge is Lifted -
Buy Equity Portfolio with Actual Cost = $65,000 Increase in Purchase Price = $2,500	Sell 1 Index Futures at 130 Value of Futures = $65,000/Contract Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: SELL THE FUTURE

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000

Value of Futures Contract = 125 x $500 = $62,500

Fund Beta Relative to the Index = 1.0

Portfolio	Futures
- Day Hedge is Placed
Anticipate Selling $1,000,000 Equity Portfolio	Sell 16 Index Futures at 125 Value of Futures = $1,000,000
- Day Hedge is Lifted -
Equity Portfolio – Own stock with Value = $960,000 Loss in Fund Value = $40,000	Buy 16 Index Futures at 120 Value Futures = $960,000 Gain on Futures = $40,000

If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund’s transactions in stock index futures would be as set forth below.

ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE

Hedge Objective: Protect Against Increasing Price

Portfolio	Futures
- Day Hedge is Placed
Anticipate Buying $62,000 Equity Portfolio	Buying 1 Index Futures at 125 Value of Futures = $62,500
- Day Hedge is Lifted -
Buy Equity Portfolio with Actual Cost = $60,000 Increases in Purchase Price = $2,500	Sell 1 Index Futures at 120 Value Futures = $60,000/Contract Loss on Futures = $2,500

HEDGING A STOCK PORTFOLIO: SELL THE FUTURE

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000

Value of Futures Contract = 125 x $500 = $62,500

Fund Beta Relative to the Index = 1.0

Portfolio	Futures
- Day Hedge is Placed
Anticipate Selling $1,000,000 Equity Portfolio	Sell 16 Index Futures at 125 Value of Futures = $1,000,000
- Day Hedge is Lifted -
Equity Portfolio – Own stock with Value = $1,040,000 Gain in Fund Value = $40,000	Sell 16 Index Futures at 130 Value Futures = $1,040,000 Loss of Futures = $40,000

III. FUTURES CONTRACTS ON FOREIGN CURRENCIES

To the extent the Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return or to hedge against changes in currency exchange rates. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. For example, the Fund may take a "short" position to seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Fund’s portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.

IV.  MARGIN PAYMENTS

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or liquid portfolio securities, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of a hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In instances involving the purchase of futures contracts by the Fund, an amount of cash or liquid portfolio securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund’s Custodian and/or in a margin account with a broker to collateralize the position and thereby reduce the leverage effect resulting from the use of such futures.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only if there is a secondary market for such futures. Although the Fund intends to purchase or sell futures only where there appears to be active secondary markets, there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges and other trading facilities which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange, trading facility or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Funds is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.  OPTIONS ON FUTURES CONTRACTS

The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VII.  OTHER TRANSACTIONS.

The Fund is authorized to enter into transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund’s hedging and other investment strategies if, in the judgment of the Adviser, transactions therein are necessary or advisable.

VIII.  ACCOUNTING TREATMENT

Accounting for futures contracts and options will be in accordance with accounting principles generally accepted in the United States of America.

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

AMERICAN INDEPENDENCE FUNDS TRUST

The Board of Trustees of American Independence Funds Trust (the "Trust") hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities (the "Securities") held by certain of the Trust’s investment portfolios ("Funds"):

I. POLICY

A. It is the policy of the Board of Trustees of the Trust (the "Board") to delegate the responsibility for voting proxies relating to Securities held by the Funds to American Independence Financial Services, LLC (the "Adviser") as a part of the Adviser’s general management of the Funds, subject to the Board’s continuing oversight. The voting of proxies is an integral part of the investment management services provided by the Adviser pursuant to the advisory contract. As the Adviser and Matrix Capital Group, Inc., the Funds’ principal underwriter, are not affiliates, the delegation of authority to the Adviser to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between Matrix Capital Group, Inc. and the Funds’ shareholders from the proxy voting process.

B. The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to Securities held by the Funds to a sub-adviser (each a "Sub-Adviser") retained to provide investment advisory services to certain Funds. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to Securities held by the Funds is an asset of the Company. The Adviser or Sub-Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

A. Review of Adviser’s Proxy Voting Procedures. The Adviser with authority to vote proxies on behalf of the Funds shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

B. Voting Record Reporting. No less frequently than annually, the Adviser shall report to the Board a record of each proxy voted with respect to Securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved. As it is used in this document, the term "conflict of interest" refers to a situation in which the Adviser or affiliated persons of the Adviser have a financial interest in a matter presented by a proxy other than its duties as investment adviser to the Funds which compromises the Adviser’s independence of judgment and action with respect to the voting of the proxy.

IV. REVOCATION

The delegation by the Board of the authority to vote proxies relating to Securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. ANNUAL FILING

The Company shall file an annual report of each proxy voted with respect to Securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VI. DISCLOSURES

A. The Company shall include in its registration statement:

1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to Securities; and

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to Securities of the Funds is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; and on the SEC website.

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

VII. REVIEW OF POLICY

At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

Adopted: July 12, 2005

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC

PROXY VOTING POLICY AND PROCEDURES

GENERAL POLICY

            It is the policy of American Independence Financial Services, LLC ("AIFS") to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of clients for whom AIFS provides discretionary investment management services and have authority to vote their proxies.

            AIFS may vote proxies as part of its authority to manage, acquire and dispose of account assets. AIFS will not vote proxies if the advisory agreement does not provide for AIFS to vote proxies or the "named fiduciary" for an account has explicitly reserved the authority for itself.

            When voting proxies for client accounts, AIFS’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, AIFS will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. If appropriate to do so, AIFS may employ an independent service provider to vote a proxy or to advise in the voting of a proxy. In certain situations, a client or its fiduciary may provide AIFS with a statement of proxy voting policy. In these situations, AIFS will generally seek to comply with such policy to the extent it would not be inconsistent with the fiduciary responsibility of AIFS.

PROCEDURES FOR VOTING PROXIES

            These procedures are adopted pursuant to the policy cited above and are hereby delegated to the Proxy Committee. The Proxy Committee may consist of executive, investment, compliance, legal and operations personnel. The Proxy Committee will review these procedures on a yearly basis and make such changes as it believes are necessary to maintain compliance with applicable federal securities regulations.

EVALUATION AND VOTING

            The Proxy Committee shall designate one or more employees of AIFS (each a "designated employee") to review each proxy received by AIFS for which AIFS has the responsibility to vote and to ensure that all proxies are voted according to AIFS’s guidelines.

            1.   The issues presented in the proxy materials;

            2.  The interests of AIFS, if any, in those issues;

            3.   How the proxy will be voted; and

            The record will include any external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. Where an apparent conflict of interest exists, or where the designated employee requires additional guidance, the nature and circumstances of the proxy will be brought to the attention of the Proxy Committee, which will determine how the proxy will be voted.

            In cases where a client has asked AIFS for advice with respect to a proxy, the designated employee will submit a memorandum containing the recommendation to the Proxy Committee, which will:

            1.   Endorse the memorandum for delivery to the client;

            2.   Return the memorandum for further consideration; or

            3.   In the case of a potential conflict of interest or basic disagreement about the voting of the 3 proxy, submit the memorandum to the Investment Policy Committee for direction with respect to the advice AIFS should provide to the client with respect to the proxy.

CONFLICTS OF INTEREST

            AIFS will maintain a list of those companies which issue publicly traded securities and with which affiliates of AIFS have such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between AIFS and its clients.

            The term "conflict of interest" refers to a situation in which affiliates of AIFS has a financial interest in a matter presented by a proxy other than the obligation AIFS incurs as investment adviser and any other client which may compromise AIFS’s freedom of judgment and action with respect to the voting of the proxy. Examples of such a situation include:

            1.   Companies affiliated with Trustees;

            2.   Companies affiliated with officers of AIFS; and

            3.   Companies that maintain significant business relationships with AIFS or is actively seeking a significant business relationship.

            Proxies that are received from companies on the list will be directed by the designated employee to the Proxy Committee for its review and consideration. The Proxy Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, AIFS’s commitment to vote proxies in the best interests of client accounts, how the proxy will be voted.

            In rare instances, the Proxy Committee may decline to vote the proxy when the cost of addressing the potential conflict of interest is greater than the benefit to the Funds or any other clients of voting the proxy.

            All votes submitted by AIFS on behalf of its clients are not biased in any way by other clients of AIFS. For example, the fact that XYZ Corporation is a client of AIFS does not impact the proxy voting of XYZ stock that may be held in the portfolios of other clients. All proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power (unless otherwise directed by a client with respect to that client’s stock).

REPORTING AND DISCLOSURE

            Once each year, AIFS shall include in its presentation materials to the Boards of Trustees of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies during the year. With respect to those proxies that AIFS has identified as involving a conflict of interest, AIFS shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

            AIFS shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. AIFS shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

RECORDKEEPING

AIFS shall retain records relating to the voting of proxies, including:

            1.   A copy of this proxy voting policy and procedures relating to the voting of proxies.

            2.   A copy of each proxy statement received by AIFS regarding portfolio securities in AIFS client accounts.

            3.   A record of each vote cast by AIFS on behalf of a client.

            4.   A copy of each written client request for information on how AIFS voted proxies on behalf of the client account, and a copy of any written response by AIFS to the client account.

            5.   A copy of any document prepared by AIFS that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

            AIFS shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintaining its own copies.

            These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of AIFS.

SCHEDULE A

            The following is a concise summary of AIFS’s proxy voting policy guidelines.

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

•          An auditor has a financial interest in or association with the company, and is therefore not independent

•          Fees for non-audit services are excessive, or

•          There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

2.   BOARD OF TRUSTEES

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

•          Vote AGAINST proposals to classify the board.

•          Vote FOR proposals to repeal classified boards and to elect all Trustees annually.

Independent Chairman (Separate Chairman/CEO)

•          Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside Trustees of CEO pay.

Majority of Independent Trustees/Establishment of Committees

•          Vote FOR shareholder proposals asking that a majority or more of Trustees be independent unless the board composition already meets the threshold for definition of independence.

•          Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent Trustees if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

Shareholder Ability to Act by Written Consent

•          Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•          Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

•          Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•          Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

•          Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements. Cumulative Voting

•          Vote AGAINST proposals to eliminate cumulative voting.

•          Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

•          Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as     long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

•          Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

•          Voting for Director Nominees in Contested Elections

•          Votes in a contested election of Trustees must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE.

5.   POISON PILLS

•          Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

•          Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

Common Stock Authorization

•          Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

•          Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

•          Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

•          Vote AGAINST proposals to create a new class of common stock with superior voting rights.

•          Vote FOR proposals to create a new class of nonvoting or sub voting common stock if:

•          It is intended for financing purposes with minimal or no dilution to current shareholders

•          It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

•          Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, AIFS will value every award type. AIFS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once AIFS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

•          Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

•          Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•          Historic trading patterns

•          Rationale for the repricing

•          Value-for-value exchange

Option vesting

•          Term of the option

•          Exercise price

•          Participation

Employee Stock Purchase Plans

•          Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•          Vote FOR employee stock purchase plans where all of the following apply:

•          Purchase price is at least 85 percent of fair market value

•          Offering period is 27 months or less, and

•          Potential voting power dilution (VPD) is ten percent or less.

•          Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

•          Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

PART C. OTHER INFORMATION

Item 28. Exhibits:

(a)	(1) Trust Instrument (1)
(2)	Amendment to Trust Instrument (2)
(b)	By-Laws(1)
(c)	None
(d)	Investment Advisory Contracts.
(1)	Investment Advisory agreement between Registrant and Arrivato Advisors, LLC (1)
(2)	Form of Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC (3)
(3)	Amended Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC (11)
(e)	Underwriting Contracts
	(1)	Distribution Agreement between Registrant and Matrix Capital Group (11)
(f)	None
(g)	Custodian Agreement between Registrant and INTRUST Bank, NA (2)
(h)	Other Material Contracts.
	(1)	Sub-Transfer Agency Agreement (1)
	(2)	Form of Agreement and Plan of Reorganization (4)
	(3)	Transfer Agent and Service Agreement between Registrant and Boston Financial Data Services (5)
	(4)	Fund Accounting Agreement between Registrant and UMB Fund Services (11)
(i)	Legal Opinion.
	(1)	Opinion and Consent of Dechert LLP (8)
(j)	Consent of Independent Public Accountants (filed herewith)
(k)	None
(l)	None
(m)	(1) Rule 12b-1 Plan (1)
	(2)	Amended Rule 12b-1 Plan (3)
	(3)	Amended Rule 12b-1 Plan (6)
(n)	(1) Rule 18f-3 Plan.(1)
	(2)	Revised Rule 18f-3 Plan dated Nov. 14, 2005 (3)
	(3)	Revised Rule 18f-3 Plan dated December 15, 2006 (5)
	(4)	Revised Rule 18f-3 Plan dated April 28, 2010 (10)
	(5)	Revised Rule 18f-3 Plan dated June 25, 2010 (11)
(o)	N/A
(p)	Codes of Ethics
	(1)	Code of Ethics of Arrivato Funds Trust (1)
	(2)	Code of Ethics of American Independence Financial Services, LLC (filed herewith)
	(3)	Code of Ethics of Matrix Capital Group, Inc. (filed herewith)
(q)	Power of Attorney (3)

1	Previously filed with Pre-Effective Amendment No. 2 filed on July 28, 2005.
2	Previously filed with Pre-Effective Amendment No. 3 filed on August 29, 2005.
3.	Previously Filed Incorporated by reference from exhibits filed with Registrants Registration Statement on Form N-14 filed with the Securities and Exchange Commission on February 15, 2006.
4.	Previously filed with Post-Effective Amendment No. 2 Filed on February 23, 2006.
5. 6.	Previously filed with Post-Effective Amendment No. 5 Filed on January 16, 2007. Previously filed with DEF14A Filed on April 8, 2008.
7. 8.	Previously filed with Post-Effective Amendment No. 11 Filed on April 18, 2008. Previously filed with Post-Effective Amendment No. 47 Filed on March 9, 2010.
9. 10.	Previously filed with Post-Effective Amendment No. 50 Filed on April 29, 2010 Previously filed with Post-Effective Amendment No. 52 Filed on May 7, 2010
11.	Previously filed with Post-Effective Amendment No. 61 Filed on November 24, 2010

Item 29.  Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 30.  Indemnification

No change from the information set forth in Item 30 of the most recently filed N-1A of American Independence Funds Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-124214 and 811-21757) as filed with the Securities and Exchange Commission on February 28, 2008 (Accession No. 0001206774-08-000425).

Item 31. Business and Other Connections of the Investment Adviser.

The Registrant’s investment adviser, American Independence Financial Services, LLC, is a Delaware corporation. In addition to providing investment advisory services to registered management investment companies, AIFS provides investment advisory services to separately managed accounts.  Additional information as to AIFS and the directors and officers of AIFS is included in AIFS’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801- 63953), which is incorporated herein by reference and sets forth the officers and directors of AIFS and information as to any business, profession, vocation or employment of a substantial nature engaged in by AIFS and such officers and directors during the past two years.

The Registrant’s sub-adviser, American Yellowstone Advisors, LLC (“AYA”), is a Delaware corporation. Additional information as to AYA and the directors and officers of AYA is included in AYA’s Form ADV filed with the SEC (File No. 801-71831), which is incorporated herein by reference and sets forth the officers and directors of SIM and information as to any business, profession, vocation or employment of a substantial nature engaged in by SIM and such officers and directors during the past two years.

Item 32. Principal Underwriters.

(a)  Matrix Capital Group, Inc. acts as the principal underwriter to the Registrant. It also acts as underwriter to the following non-affiliated mutual fund families: AMIDEX Funds, Congressional Effect Family of Funds, Epiphany Funds, The Parr Family of Funds and The Monteagle Funds.

(b)  Information about each director and officer of Matrix Capital Group, Inc.:

Name and Address	Positions and Offices with Underwriter	Positions and Offices with Fund

Christopher Anci	President	President
David Ganley	Senior V.P.	Secretary/Treasurer
Jennifer R. Sarkany	Secretary	None

(c)  Not Applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant and Sub-Administrator	UMB Fund Services, Inc. 803 W. Michigan Street Milwaukee, WI 53233
Registrant’s Investment Adviser and Administrator	American Independence Financial Services 335 Madison Avenue, Mezzanine New York, NY 10017
Registrant’s Custodian	INTRUST Bank NA 105 North Main Street Wichita, Kansas 67202
Registrant’s Transfer Agent	Boston Financial Data Services 30 Dan Road Canton, MA 02021
Registrant’s Distributor	Matrix Capital Group, Inc 420 Lexington Avenue Suite 601 New York, NY 10170

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 1st day of March 2011.

AMERICAN INDEPENDENCE FUNDS TRUST

By: /s/ Eric Rubin

Eric Rubin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	March 1, 2011
Eric Rubin

/s/ Richard A. Wedemeyer*	Chairman of the Board	March 1, 2011
Richard A. Wedemeyer	and Trustee

/s/ Jeffrey Haas*	Trustee	March 1, 2011
Jeffrey Haas

/s/ Joseph Hankin*	Trustee	March 1, 2011
Joseph Hankin

/s/ Terry L. Carter*	Trustee	March 1, 2011
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	March 1, 2011
Thomas F. Kice

/s/ George Mileusnic*	Trustee	March 1, 2011
George Mileusnic

/s/ John J. Pileggi*	Trustee	March 1, 2011
John J. Pileggi

/s/ Ronald Baldwin*	Trustee	March 1, 2011
Ronald Baldwin

/s/ Peter L. Ochs*	Trustee	March 1, 2011
Peter L. Ochs

*By: /s/ Eric Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously Filed